UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/08

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds	The Commerce Funds Semi-Annual Report April 30, 2008

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 9 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2008 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Fund’s investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of (11.31)%, based on Net Asset Value (NAV). This compares to the Russell 1000 Growth Index(2) six-month return of (9.28)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Commercial Services – 2.4%
32,500	Dun & Bradstreet Corp.	$ 2,739,750
24,800	FactSet Research Systems, Inc.	1,488,744

		4,228,494

Consumer Durables – 0.7%
18,600	Black & Decker Corp.	1,220,718

Consumer Non-Durables – 5.4%
14,900	Altria Group, Inc.	298,000
19,900	Colgate-Palmolive Co.	1,406,930
14,200	PepsiCo, Inc.	973,126
14,900	Philip Morris International, Inc.*	760,347
44,500	Procter & Gamble Co.	2,983,725
84,300	The Pepsi Bottling Group, Inc.	2,841,753

		9,263,881

Consumer Services – 2.1%
50,800	Meredith Corp.	1,646,428
59,700	The Walt Disney Co.	1,936,071

		3,582,499

Distribution Services – 1.7%
33,200	W.W. Grainger, Inc.	2,878,772

Electronic Technology – 19.9%
12,400	Apple Computer, Inc.*	2,156,980
143,200	Applied Materials, Inc.	2,672,112
41,700	Boeing Co.	3,538,662
256,500	Cisco Systems, Inc.*	6,576,660
21,600	Hewlett-Packard Co.	1,001,160
62,500	Intel Corp.	1,391,250
96,900	Juniper Networks, Inc.*	2,676,378
59,900	KLA-Tencor Corp.	2,616,432
24,100	L-3 Communications Holdings, Inc.	2,685,945
22,000	Lam Research Corp.*	898,480
20,400	Lockheed Martin Corp.	2,163,216
37,100	Rockwell Collins, Inc.	2,341,381
125,500	Texas Instruments, Inc.	3,659,580

		34,378,236

Energy Minerals – 4.2%
77,400	Exxon Mobil Corp.	7,203,618

Shares	Description	Value
Common Stocks – (continued)
Finance – 4.8%
20,600	American Express Co.	$ 989,212
6,000	BlackRock, Inc.	1,210,740
28,800	Franklin Resources, Inc.	2,740,320
27,800	Northern Trust Corp.	2,060,258
36,900	U.S. Bancorp.	1,250,541

		8,251,071

Health Services – 5.6%
35,000	Aetna, Inc.	1,526,000
16,700	CIGNA Corp.	713,257
48,400	IMS Health, Inc.	1,197,900
68,600	Medco Health Solutions, Inc.*	3,398,444
33,700	Stericycle, Inc.*	1,798,906
22,100	WellPoint, Inc.*	1,099,475

		9,733,982

Health Technology – 14.3%
13,700	Allergan, Inc.	772,269
27,300	Applera Corp. - Applied Biosystems Group	871,143
38,700	Becton, Dickinson & Co.	3,459,780
24,300	C. R. Bard, Inc.	2,288,331
60,100	Eli Lilly & Co.	2,893,214
13,100	Forest Laboratories, Inc.*	454,701
78,100	Gilead Sciences, Inc.*	4,042,456
71,100	Johnson & Johnson	4,770,099
37,000	Merck & Co., Inc.	1,407,480
44,200	Stryker Corp.	2,865,486
17,800	Wyeth	791,566

		24,616,525

Industrial Services – 6.9%
51,400	Global Industries, Ltd.*	820,344
26,400	McDermott International, Inc.*	1,414,512
38,600	Schlumberger Ltd.	3,881,230
14,100	The Shaw Group, Inc.*	696,822
14,071	Transocean, Inc.	2,074,910
86,000	Waste Management, Inc.	3,104,600

		11,992,418

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Growth Index, an unmanaged index, is a market capitalization weighted index of the 1,000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 4.3%
59,300	E. I. du Pont de Nemours and Co.	$ 2,900,363
33,600	Monsanto Co.	3,831,072
30,600	Pactiv Corp.*	727,974

		7,459,409

Producer Manufacturing – 8.1%
109,700	General Electric Co.	3,587,190
52,800	Honeywell International, Inc.	3,136,320
62,900	Illinois Tool Works, Inc.	3,289,041
55,400	United Technologies Corp.	4,014,838

		14,027,389

Retail Trade – 3.4%
36,800	Amazon.com, Inc.*	2,893,584
77,300	Big Lots, Inc.*	2,089,419
23,200	Nordstrom, Inc.	818,032

		5,801,035

Technology Services – 15.2%
38,000	Adobe Systems, Inc.*	1,417,020
21,800	Autodesk, Inc.*	828,400
6,300	Google, Inc.*	3,618,027
32,600	Hewitt Associates, Inc.*	1,336,600
30,700	International Business Machines Corp.	3,705,490
256,000	Microsoft Corp.	7,301,120
243,600	Oracle Corp.*	5,079,060
83,500	VeriSign, Inc.*	3,010,175

		26,295,892

TOTAL COMMON STOCKS
(Cost $160,084,890)		$170,933,939

Shares	Description	Value
Exchange Traded Fund – 0.8%
22,700	iShares Russell 1000 Growth Index Fund
(Cost $1,296,268)		$ 1,304,342

TOTAL INVESTMENTS – 99.8%
(Cost $161,381,158)		$172,238,281

Other Assets in Excess of Liabilities – 0.2%		406,796

Net Assets – 100.0%		$172,645,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/08	AS OF 10/31/07

Electronic Technology	19.9%	20.0%
Technology Services	15.2	16.0
Health Technology	14.3	15.0
Producer Manufacturing	8.1	6.7
Industrial Services	6.9	4.6
Health Services	5.6	5.9
Consumer Non-Durables	5.4	3.8
Finance	4.8	4.4
Process Industries	4.3	4.5
Energy Minerals	4.2	2.9
Retail Trade	3.4	2.4
Commercial Services	2.4	2.4
Consumer Services	2.1	4.1
Distribution Services	1.7	1.7
Exchange Traded Funds	0.8	3.6
Consumer Durables	0.7	0.8
Short-Term Obligation	0.0	0.5

TOTAL INVESTMENTS	99.8%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE VALUE FUND

Value Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of (9.87)%, based on Net Asset Value (NAV). This compares to the Russell 1000 Value Index(2) six-month return of (9.83)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Commercial Services – 0.3%
9,250	R.R. Donnelley & Sons Co.	$ 283,420

Communications – 6.1%
91,500	AT&T, Inc.	3,541,965
51,000	Citizens Communications Co.	546,720
49,000	Sprint Nextel Corp.	391,510
58,000	Verizon Communications, Inc.	2,231,840

		6,712,035

Consumer Durables – 0.2%
12,500	Eastman Kodak Co.	223,625

Consumer Non-Durables – 7.3%
13,500	Altria Group, Inc.	270,000
15,200	Coca-Cola Enterprises, Inc.	342,000
16,500	General Mills, Inc.	996,600
13,500	Philip Morris International, Inc.*	688,905
49,000	Procter & Gamble Co.	3,285,450
25,500	Reynolds American, Inc.	1,373,175
6,700	The Coca-Cola Co.	394,429
19,000	The Pepsi Bottling Group, Inc.	640,490

		7,991,049

Consumer Services – 2.7%
10,500	Cablevision Systems Corp.*	241,500
40,000	CBS Corp. Class B	922,800
14,750	International Speedway Corp.	625,695
9,000	Liberty Global, Inc.*	318,510
2,750	Liberty Media Corp. - Capital*	42,268
11,000	Liberty Media Corp. - Entertainment*	285,450
37,500	Time Warner, Inc.	556,875

		2,993,098

Electronic Technology – 5.1%
16,250	Cadence Design Systems, Inc.*	180,863
13,250	General Dynamics Corp.	1,198,065
24,750	Hewlett-Packard Co.	1,147,162

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
35,000	Integrated Device Technology, Inc.*	$ 374,150
13,500	Juniper Networks, Inc.*	372,870
7,000	Lockheed Martin Corp.	742,280
4,250	Northrop Grumman Corp.	312,672
52,000	Seagate Technology	981,240
18,000	Xerox Corp.	251,460

		5,560,762

Energy Minerals – 15.9%
5,250	Anadarko Petroleum Corp.	349,440
4,000	Apache Corp.	538,720
38,500	ChevronTexaco Corp.	3,701,775
18,500	ConocoPhillips	1,593,775
11,500	Devon Energy Corp.	1,304,100
2,200	EOG Resources, Inc.	287,056
84,500	Exxon Mobil Corp.	7,864,415
8,000	Frontier Oil Corp.	198,800
3,250	Hess Corp.	345,150
15,000	Occidental Petroleum Corp.	1,248,150

		17,431,381

Finance – 25.2%
26,000	American International Group, Inc.	1,201,200
19,000	Aon Corp.	862,410
61,500	Arthur J. Gallagher & Co.	1,511,055
61,000	Bank of America Corp.	2,289,940
16,500	Bank of New York Mellon Corp.	718,245
2,500	BlackRock, Inc.	504,475
5,700	Capital One Financial Corp.	302,100
77,000	Citigroup, Inc.	1,945,790
8,000	CNA Financial Corp.	214,480
18,350	Discover Financial Services	334,153
9,700	Fannie Mae	274,510
4,000	Franklin Resources, Inc.	380,600
46,000	JPMorgan Chase & Co.	2,191,900
13,750	Lehman Brothers Holdings, Inc.	608,300

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell 1000 Value Index, an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
14,250	Lincoln National Corp.	$ 766,080
7,000	Loews Corp.	294,770
17,000	Marshall & Ilsley Corp.	424,660
6,500	Merrill Lynch & Co., Inc.	323,895
21,000	MetLife, Inc.	1,277,850
20,000	Morgan Stanley & Co., Inc.	972,000
15,500	PNC Financial Services Group, Inc.	1,074,925
4,000	Prudential Financial, Inc.	302,840
20,000	Regions Financial Corp.	438,400
5,500	Reinsurance Group of America, Inc.	285,890
5,000	Safeco Corp.	333,700
5,250	State Street Corp.	378,735
9,000	The Chubb Corp.	476,730
3,300	The Hartford Financial Services Group, Inc.	235,191
11,000	The Progressive Corp.	200,090
26,000	The Travelers Cos., Inc.	1,310,400
5,000	Torchmark Corp.	323,700
4,000	Transatlantic Holdings, Inc.	259,400
14,500	Trustmark Corp.	315,810
32,000	U.S. Bancorp.	1,084,480
14,500	Unum Group	336,545
19,800	Wachovia Corp.	577,170
66,800	Wells Fargo & Co.	1,987,300
6,000	Zions Bancorp.	278,100

		27,597,819

Health Services – 0.7%
5,800	Aetna, Inc.	252,880
9,500	WellPoint, Inc.*	472,625

		725,505

Health Technology – 8.5%
15,000	Applera Corp. - Applied Biosystems Group	478,650
6,500	Biogen Idec, Inc.*	394,485
25,000	Eli Lilly & Co.	1,203,500
11,000	Hill-Rom Holdings, Inc.	276,430
4,250	Invitrogen Corp.*	397,672
36,000	Johnson & Johnson	2,415,240
32,000	King Pharmaceuticals, Inc.*	300,480
150,000	Pfizer, Inc.	3,016,500
20,000	Wyeth	889,400

		9,372,357

Industrial Services – 1.2%
15,500	Patterson-UTI Energy, Inc.	433,070
26,000	Waste Management, Inc.	938,600

		1,371,670

Non-Energy Minerals – 1.7%
11,700	Newmont Mining Corp.	517,257
10,500	Nucor Corp.	792,750
9,000	Reliance Steel & Aluminum Co.	547,020

		1,857,027

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 3.8%
4,000	Air Products & Chemicals, Inc.	$ 393,720
14,750	E. I. du Pont de Nemours and Co.	721,423
9,500	International Paper Co.	248,615
11,500	Lubrizol Corp.	670,680
18,500	Sigma-Aldrich Corp.	1,054,870
10,500	Sonoco Products Co.	345,975
11,500	The Dow Chemical Co.	461,725
8,000	The Scotts Miracle-Gro Co.	265,120

		4,162,128

Producer Manufacturing – 7.9%
17,000	Crane Co.	695,980
5,000	Deere & Co.	420,350
6,250	Eaton Corp.	549,000
133,000	General Electric Co.	4,349,100
6,750	Honeywell International, Inc.	400,950
14,250	Illinois Tool Works, Inc.	745,132
9,000	Ingersoll-Rand Co. Ltd.	399,420
10,000	Parker Hannifin Corp.	798,500
6,900	Tyco International Ltd.	322,851

		8,681,283

Retail Trade – 1.7%
8,500	BJ’s Wholesale Club, Inc.*	324,020
10,000	Costco Wholesale Corp.	712,500
15,000	IAC/InterActiveCorp.*	312,150
18,000	Liberty Media Corp. - Interactive*	272,340
10,000	The Home Depot, Inc.	288,000

		1,909,010

Technology Services – 3.3%
26,000	BMC Software, Inc.*	903,760
77,000	CA, Inc.	1,704,780
17,000	Computer Sciences Corp.*	741,030
12,300	Electronic Data Systems Corp.	228,289

		3,577,859

Utilities – 4.0%
8,000	Alliant Energy Corp.	301,360
17,000	CenterPoint Energy, Inc.	258,740
31,500	Duke Energy Corp.	576,765
16,000	Edison International	834,720
12,000	FirstEnergy Corp.	907,680
8,000	PG&E Corp.	320,000
7,000	Progress Energy, Inc.	293,930
15,750	The Southern Co.	586,373
13,500	Xcel Energy, Inc.	280,800

		4,360,368

TOTAL COMMON STOCKS
(Cost $101,372,059)		$104,810,396

Exchange Traded Fund – 3.9%
55,000	iShares Russell 1000 Value Index Fund
(Cost $4,119,471)		$ 4,208,050

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.4%
State Street Bank & Trust Co.
$480,000	1.450%	05/01/08	$ 480,000
Maturity Value: $480,019
(Cost $480,000)

TOTAL INVESTMENTS – 99.9%
(Cost $105,971,530)			$109,498,446

Other Assets in Excess of Liabilities – 0.1%			111,981

Net Assets – 100.0%			$109,610,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $495,000 U.S. Treasury Bill, 0.000%, due 09/11/08 with a market value of $492,278.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 4/30/08	AS OF 10/31/07

Finance	25.2%	29.6%
Energy Minerals	15.9	12.1
Health Technology	8.5	9.0
Producer Manufacturing	7.9	7.3
Consumer Non-Durables	7.3	6.6
Communications	6.1	7.9
Electronic Technology	5.1	6.1
Utilities	4.0	3.7
Exchange Traded Fund	3.9	1.2
Process Industries	3.8	4.1
Technology Services	3.3	3.3
Consumer Services	2.7	4.7
Retail Trade	1.7	0.0
Non-Energy Minerals	1.7	0.6
Industrial Services	1.2	0.8
Health Services	0.7	1.5
Short-Term Obligation	0.4	0.7
Commercial Services	0.3	0.3
Consumer Durables	0.2	0.7

TOTAL INVESTMENTS	99.9%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of (10.56)%, based on Net Asset Value (NAV). This compares to the Russell MidCap Growth Index(2) six-month return of (8.44)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Commercial Services – 3.3%
15,900	Dun & Bradstreet Corp.	$ 1,340,370
25,285	Harte-Hanks, Inc.	345,393
26,200	SEI Investments Co.	609,674

		2,295,437

Communications – 3.5%
42,000	American Tower Corp.*	1,823,640
54,700	Citizens Communications Co.	586,384

		2,410,024

Consumer Durables – 1.5%
23,100	Mattel, Inc.	433,125
12,200	The Stanley Works	588,528

		1,021,653

Consumer Non-Durables – 3.4%
8,980	Church & Dwight Co., Inc.	510,244
10,200	The Clorox Co.	540,600
25,800	UST, Inc.	1,343,406

		2,394,250

Consumer Services – 3.9%
14,710	Choice Hotels International, Inc.	507,348
25,300	Meredith Corp.	819,973
72,100	Regal Entertainment Group	1,367,016

		2,694,337

Electronic Technology – 15.9%
11,290	Harris Corp.	609,999
79,800	Integrated Device Technology, Inc.*	853,062
54,500	Juniper Networks, Inc.*	1,505,290
31,100	KLA-Tencor Corp.	1,358,448
6,446	L-3 Communications Holdings, Inc.	718,407
11,200	Lam Research Corp.*	457,408
12,400	MEMC Electronic Materials, Inc.*	780,828
20,290	Microchip Technology, Inc.	745,657
8,800	Precision Castparts Corp.	1,034,528
20,565	Rockwell Collins, Inc.	1,297,857
20,800	Synopsys, Inc.*	480,688
48,900	Xilinx, Inc.	1,211,253

		11,053,425

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 4.2%
15,700	CONSOL Energy, Inc.	$ 1,271,072
15,300	Frontier Oil Corp.	380,205
9,700	Noble Energy, Inc.	843,900
9,500	W&T Offshore, Inc.	388,550

		2,883,727

Finance – 8.3%
27,600	Arthur J. Gallagher & Co.	678,132
28,895	Eaton Vance Corp.	1,057,557
18,428	Federated Investors, Inc. Class B	616,969
14,600	Northern Trust Corp.	1,082,006
31,400	Philadelphia Consolidated Holding Corp.*	1,158,032
19,800	T. Rowe Price Group, Inc.	1,159,488

		5,752,184

Health Services – 7.5%
8,080	Cerner Corp.*	373,862
19,200	CIGNA Corp.	820,032
7,165	Coventry Health Care, Inc.*	320,490
59,940	IMS Health, Inc.	1,483,515
4,800	Laboratory Corporation of America Holdings*	362,976
29,892	Stericycle, Inc.*	1,595,635
4,489	WellPoint, Inc.*	223,328

		5,179,838

Health Technology – 11.0%
12,140	Allergan, Inc.	684,332
12,000	Applera Corp. - Applied Biosystems Group	382,920
6,880	C. R. Bard, Inc.	647,889
9,600	Cephalon, Inc.*	599,136
29,400	DENTSPLY International, Inc.	1,142,778
24,300	Forest Laboratories, Inc.*	843,453
20,340	IDEXX Laboratories, Inc.*	1,082,088
14,468	Invitrogen Corp.*	1,353,771
9,900	Kinetic Concepts, Inc.*	392,634
15,200	Pall Corp.	528,504

		7,657,505

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 8.9%
38,300	Dresser-Rand Group, Inc.*	$ 1,400,631
5,500	Foster Wheeler Ltd.*	350,295
15,486	Jacobs Engineering Group, Inc.*	1,336,906
7,700	National-Oilwell Varco, Inc.*	527,065
11,900	Noble Corp.	669,732
49,800	Republic Services, Inc.	1,583,142
5,800	The Shaw Group, Inc.*	286,636

		6,154,407

Process Industries – 5.4%
46,900	Crown Holdings, Inc.*	1,258,796
15,215	Pactiv Corp.*	361,965
20,300	PPG Industries, Inc.	1,245,811
16,036	Sigma-Aldrich Corp.	914,373

		3,780,945

Producer Manufacturing – 7.5%
16,100	AGCO Corp.*	968,093
11,000	Cummins, Inc.	689,150
11,200	Energizer Holdings, Inc.*	885,472
8,778	ITT Corp.	561,792
21,050	Parker Hannifin Corp.	1,680,842
6,400	Terex Corp.*	445,952

		5,231,301

Retail Trade – 2.9%
21,600	Dollar Tree Stores, Inc.*	682,560
12,300	Liberty Media Corp. Interactive*	186,099
15,660	Nordstrom, Inc.	552,172
18,100	The TJX Cos., Inc.	583,182

		2,004,013

Technology Services – 9.6%
34,575	Adobe Systems, Inc.*	1,289,302
10,600	Autodesk, Inc.*	402,800
23,400	CA, Inc.	518,076
16,900	Hewitt Associates, Inc.*	692,900
28,600	McAfee, Inc.*	950,950
38,060	Paychex, Inc.	1,384,242
40,155	VeriSign, Inc.*	1,447,588

		6,685,858

Utilities – 0.8%
37,300	CenterPoint Energy, Inc.	567,706

TOTAL COMMON STOCKS
(Cost $63,394,979)		$67,766,610

Shares	Description	Value
Exchange Traded Fund – 2.2%
14,100	iShares Russell Midcap Growth Index Fund
(Cost $1,527,735)		$ 1,529,991

TOTAL INVESTMENTS – 99.8%
(Cost $64,922,714)		$69,296,601

Other Assets in Excess of Liabilities – 0.2%		112,550

Net Assets – 100.0%		$69,409,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 04/30/08	AS OF 10/31/07

Electronic Technology	15.9%	17.8%
Health Technology	11.0	11.9
Technology Services	9.6	11.3
Industrial Services	8.9	8.4
Finance	8.3	8.0
Health Services	7.5	7.1
Producer Manufacturing	7.5	5.8
Process Industries	5.4	5.1
Energy Minerals	4.2	2.3
Consumer Services	3.9	7.0
Communications	3.5	3.7
Consumer Non-Durables	3.4	2.5
Commercial Services	3.3	5.0
Retail Trade	2.9	1.9
Exchange Traded Mutual Fund	2.2	0.0
Consumer Durables	1.5	1.5
Utilities	0.8	0.0
Short-Term Obligation	0.0	1.4

TOTAL INVESTMENTS	99.8%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of (11.86)%, based on Net Asset Value (NAV). This compares to the Morgan Stanley Capital International Europe, Australasia and Far East (net) Index(2) (“MSCI® EAFE®”) six-month return of (9.21)%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australian Dollar – 2.5%
5,000	BHP Billiton Ltd. (Metals & Mining)	$ 199,409
5,660	CSL Ltd. (Biotechnology)	212,487
1,328	Incitec Pivot Ltd (Chemicals)	202,718
4,510	Macquarie Airports (Transportation Infrastructure)	13,361
4,433	Macquarie Group Ltd. (Capital Markets)	265,256
43,946	Macquarie Infrastructure Group (Transportation Infrastructure)	117,340
12,049	QBE Insurance Group Ltd. (Insurance)	287,503
11,600	Zinifex Ltd. (Metals & Mining)	110,541

		1,408,615

Brazilian Real – 2.0%
14,100	Companhia Vale do Rio Doce ADR (Metals & Mining)	551,028
5,000	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	607,100

		1,158,128

British Pound Sterling – 27.5%
17,917	3i Group PLC (Capital Markets)	306,192
6,105	Anglo American PLC (Metals & Mining)	396,810
13,900	Antofagasta PLC (Metals & Mining)	221,790
10,200	Associated British Foods PLC (Food Products)	178,774
30,498	Aviva PLC (Insurance)	381,724
67,021	BAE Systems PLC (Aerospace & Defense)	621,981
42,461	Barclays PLC (Commercial Banks)	385,401
12,497	BHP Billiton PLC (Metals & Mining)	447,260
16,200	BP PLC (Oil, Gas & Consumable Fuels)	196,806
15,317	British American Tobacco PLC (Tobacco)	577,728
22,900	British Energy Group PLC (Electric Utilities)	346,044
10,474	Capita Group PLC (Commercial Services & Supplies)	138,073
22,900	GlaxoSmithKline PLC (Pharmaceuticals)	510,415
40,100	HBOS PLC (Commercial Banks)	375,134

Shares	Description	Value
Common Stocks – (continued)
British Pound Sterling – (continued)
28,700	Home Retail Group (Internet & Catalog Retail)	$ 150,650
22,275	ICAP PLC (Capital Markets)	259,536
36,790	International Power PLC (Independent Power Producers & Energy Traders)	321,309
4,300	Kazakhmys PLC (Metals & Mining)	135,256
75,394	Man Group PLC (Capital Markets)	871,703
10,211	Prudential PLC (Insurance)	140,087
14,820	Punch Taverns PLC (Hotels, Restaurants & Leisure)	152,784
10,954	Reckitt Benckiser Group PLC (Household Products)	639,892
10,428	Rio Tinto PLC (Metals & Mining)	1,225,587
79,472	Royal Bank of Scotland Group PLC (Commercial Banks)	545,149
23,241	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	936,999
13,329	Royal Dutch Shell PLC Class A Shares (Oil, Gas & Consumable Fuels)	537,462
15,298	Smith & Nephew PLC (HealthCare Equipment & Supplies)	199,231
16,264	Standard Chartered PLC (Commercial Banks)	580,139
78,815	Tesco PLC (Food & Staples Retailing)	672,277
17,099	Unilever PLC (Food Products)	578,645
480,435	Vodafone Group PLC (Wireless Telecommunication Services)	1,531,265
16,203	Xstrata PLC (Metals & Mining)	1,271,261

		15,833,364

Canadian Dollar – 3.4%
3,100	Barrick Gold Corp (Metals & Mining)	119,155
3,500	Canadian Imperial Bank of Commerce (Commercial Banks)	257,765
4,700	HudBay Minerals, Inc.* (Metals & Mining)	88,670
1,200	Inmet Mining Corp. (Metals & Mining)	98,481
10	Nexen, Inc. (Oil, Gas & Consumable Fuels)	347

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The unmanaged MSCI® EAFE® (net) Index is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australasia, and the Far East. The Index includes the minimum possible dividend reinvestment. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Canadian Dollar – (continued)
5,100	Onex Corp. (Diversified Financial Services)	$ 159,923
5,700	Petro-Canada (Oil, Gas & Consumable Fuels)	285,594
1,514	Potash Corp of Saskatchewan, Inc. (Chemicals)	278,500
1,200	Research In Motion Ltd* (Communications Equipment)	145,956
5,800	Royal Bank of Canada (Commercial Banks)	276,553
4,408	Sun Life Financial, Inc. (Insurance)	213,112

		1,924,056

Euro – 33.7%
Argentina – 0.3%
3,000	Tenaris SA (Energy Equipment & Services)	159,030

Austria – 0.4%
2,900	Voestalpine AG (Metals & Mining)	223,014

Belgium – 0.7%
14,300	Fortis (Diversified Financial Services)	390,753

Czech Republic – 0.3%
2,062	CEZ A/S (Electric Utilities)	153,122

Finland – 1.7%
21,575	Nokia Oyj (Communications Equipment)	664,334
24,500	Stora Enso Oyj Class R (Paper and Forest Products)	304,514

		968,848

France – 10.2%
8,900	Air France-KLM (Airlines)	277,521
5,100	BNP Paribas SA (Commercial Banks)	551,465
2,700	Compagnie Generale des Etablissements Michelin Class B (Auto Components)	247,769
10,957	Credit Agricole SA (Commercial Banks)	370,406
6,975	Essilor International SA (Health Care Equipment & Supplies)	435,100
3,700	Lagardere S.C.A. (Media)	266,857
4,300	Renault SA (Automobiles)	443,476
6,000	Sanofi-Aventis (Pharmaceuticals)	469,841
7,732	SES SA (Media)	190,876
1,128	Societe Generale* (Commercial Banks)	130,690
3,315	Societe Generale (Commercial Banks)	389,044
7,992	Suez SA (Multi-Utilities)	567,800
3,586	Technip SA (Energy Equipment & Services)	332,378
14,063	Total SA (Oil, Gas & Consumable Fuels)	1,184,451

		5,857,674

Germany – 9.9%
3,200	Allianz AG (Insurance)	654,210
5,000	BASF AG (Chemicals)	715,535
6,757	Bayer AG (Chemicals)	578,180

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,000	Deutsche Bank AG (Capital Markets)	$ 480,739
3,525	Deutsche Boerse AG (Diversified Financial Services)	518,598
9,000	Deutsche Lufthansa AG (Airlines)	237,075
18,100	Deutsche Telekom AG (Diversified Telecommunication Services)	326,146
6,157	E.ON AG (Electric Utilities)	1,256,627
20,300	Infineon Technologies AG* (Semiconductor & Semiconductor Equipment)	190,502
1,700	MunichRe AG (Insurance)	329,844
823	Porsche AG (Automobiles)	152,230
2,450	RWE AG (Multi-Utilities)	282,862

		5,722,548

Italy – 1.6%
6,137	Assicurazioni Generali SpA (Insurance)	273,488
12,100	ENI SPA (Oil, Gas & Consumable Fuels)	467,427
4,100	Fondiaria-Sai SpA (Insurance)	165,682

		906,597

Netherlands – 2.9%
171	ArcelorMittal (Metals & Mining)	15,163
4,600	ArcelorMittal (Metals & Mining)	407,976
13,200	Corporate Express (Commercial Services & Supplies)	152,316
15,823	ING Groep NV (Diversified Financial Services)	605,565
19,160	Koninklijke Ahold NV (Food & Staples Retailing)	284,814
6,656	Wolters Kluwer NV (Media)	179,383

		1,645,217

Norway – 0.9%
14,927	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	541,168

Spain – 3.1%
25,155	Banco Santander SA (Commercial Banks)	544,005
23,908	Iberdrola Renovables* (Independent Power Producers)	173,590
6,600	Repsol YPF SA (Oil, Gas & Consumable Fuels)	268,357
28,510	Telefonica SA (Diversified Telecommunication Services)	826,680

		1,812,632

Sweden – 1.7%
17,264	Atlas Copco AB (Machinery)	278,270
8,400	Electrolux AB Series B (Household Durables)	129,082
14,700	Svenska Cellulosa AB Class B (Paper and Forest Products)	247,991

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
14,100	Tele2 AB (Diversified Telecommunication Services)	$ 314,412

		969,755

Total Euro		19,350,358

Hong Kong Dollar – 1.1%
60,000	China Netcom Group Corp. Ltd. (Diversified Telecommunication Services)	180,928
192,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	203,748
21,100	Esprit Holdings Ltd. (Specialty Retail)	259,921

		644,597

Israeli Shekel – 1.0%
12,200	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals)	570,716

Japanese Yen – 15.0%
4,250	Canon, Inc. (Office Electronics)	212,531
4,900	Denso Corp. (Auto Components)	170,111
39,000	Fujitsu Ltd. (Computers & Peripherals)	248,661
8,200	Honda Motor Co. Ltd. (Automobiles)	260,230
7,100	JFE Holdings, Inc. (Metals & Mining)	389,191
26,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	172,525
25,200	Mitsubishi Corp. (Trading Companies & Distribution)	809,424
42,700	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	469,768
59,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,384,430
49,000	Mitsui Chemicals, Inc. (Chemicals)	298,755
28,000	Mitsui OSK Lines Ltd. (Marine)	385,325
1,200	Nintendo Co. Ltd. (Software)	658,941
30,500	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	188,599
53,000	Nippon Steel Corp. (Metals & Mining)	297,658
75	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	323,124
51,100	Nissan Motor Co. Ltd. (Automobiles)	453,086
1,620	ORIX Corp. (Consumer Finance)	292,265
16,000	Sharp Corp. (Household Durables)	268,808
45	Sumitomo Mitsui Financial Group (Commercial Banks)	387,315
12,200	Tokyo Electric Power Co., Inc. (Electric Utilities)	310,324
35,000	Toshiba Corp. (Computers & Peripherals)	290,138
6,800	Toyota Motor Corp. (Automobiles)	344,627

		8,615,836

Shares	Description	Value
Common Stocks – (continued)
Korean Won – 1.2%
1,000	Honam Petrochemical Corp. (Chemicals)	$ 88,864
2,800	Hynix Semiconductor, Inc.* (Semiconductor & Semiconductor Equipment)	74,842
1,150	Hyundai Mobis (Auto Components)	105,406
6,380	Industrial Bank of Korea (Commercial Banks)	121,536
1,900	Kookmin Bank (Commercial Banks)	132,459
245	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	173,734

		696,841

Mexican Peso – 0.3%
2,700	America Movil SA de CV (Wireless Telecommunication Services)	156,492

Russian Rouble – 1.2%
7,987	Gazprom ADR (Oil, Gas & Consumable Fuels)	424,908
1,400	LUKOIL ADR (Oil, Gas & Consumable Fuels)	126,420
4,800	Vimpel-Communications ADR (Wireless Telecommunication Services)	144,768

		696,096

South African Rand – 0.1%
5,245	Standard Bank Group Ltd. (Commercial Banks)	62,426

Swiss Franc – 6.6%
31,101	ABB Ltd. (Electrical Equipment)	955,707
2,300	Alcon, Inc. (Heatlh Care Equipment & Supplies)	363,400
8,100	Credit Suisse Group (Capital Markets)	451,064
6,638	Julius Baer Holding AG (Capital Markets)	492,653
2,111	Nestle AG (Food Products)	1,012,563
2,280	Novartis AG (Pharmaceuticals)	115,964
1,475	Roche Holding AG (Pharmaceuticals)	245,988
482	Syngenta AG (Chemicals)	143,974

		3,781,313

Taiwan Dollar – 0.9%
132,870	China Steel Corp. (Metals & Mining)	218,195
107,653	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductor & Semiconductor Equipment)	235,831
139,433	United Microelectronics Corp. (Semiconductor & Semiconductor Equipment)	85,178

		539,204

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Turkish Lira – 0.3%
9,500	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	$ 191,425

TOTAL COMMON STOCKS
(Cost $52,701,585)		$55,629,467

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.4%
State Street Bank & Trust Co.
$1,421,000	1.450%	05/01/08	$ 1,421,000
Maturity Value: $1,421,057
(Cost $1,421,000)

TOTAL INVESTMENTS – 99.2%
(Cost $54,122,585)			$57,050,467

Other Assets in Excess of Liabilities – 0.8%			431,314

Net Assets – 100.0%			$57,481,781

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $1,460,000 U.S. Treasury Bill, 0.000% due 09/18/08 with a market value of $1,451,240.

Investment Abbreviation:
ADR	—AmericanDepositary Receipt

PORTFOLIO COMPOSITION

Industry Allocation	AS OF 4/30/08	AS OF 10/31/07

Metals & Mining	11.2%	10.5%
Oil, Gas & Consumable Fuels	10.4	8.8
Commercial Banks	9.7	9.3
Capital Markets	5.4	7.7
Chemicals	4.3	3.1
Insurance	4.2	4.8
Trading Companies & Distribution	3.8	3.0
Electric Utilities	3.6	1.9
Wireless Telecommunication Services	3.5	3.5
Diversified Telecommunication Services	3.4	3.2
Pharmaceuticals	3.3	3.6
Food Products	3.1	2.0
Automobiles	2.9	4.9
Diversified Financial Services	2.9	2.6
Short-Term Investments	2.4	1.3
Health Care Equipment & Supplies	1.7	1.2

Industry Allocation	AS OF 4/30/08	AS OF 10/31/07

Food & Staples Retailing	1.7%	0.8%
Electrical Equipment	1.7	2.0
Multi-Utilities	1.5	1.2
Communications Equipment	1.4	1.8
Semiconductors & Semiconductor Equipment	1.3	0.5
Aerospace & Defense	1.1	1.3
Software	1.1	0.7
Household Products	1.1	0.7
Media	1.1	0.7
Tobacco	1.0	0.5
Paper and Forest Products	1.0	0.7
Auto Components	0.9	1.5
Computers & Peripherals	0.9	1.0
Airlines	0.9	0.9
Independent Power Producers	0.9	0.6
Energy Equipment and Services	0.8	0.5
Marine	0.7	0.9
Household Durables	0.7	0.5
Commercial Services & Supplies	0.5	0.6
Machinery	0.5	2.2
Specialty Retail	0.5	1.7
Consumer Finance	0.5	0.5
Office Electronics	0.4	0.5
Biotechnology	0.4	0.3
Hotels Restaurant & Leisure	0.3	0.8
Internet & Catalog Retail	0.3	0.4
Transportation Infrastructure	0.2	0.6
Beverages	0.0	0.6
Industrial Conglomerates	0.0	0.6
Personal Products	0.0	0.6
Electronic Equipment & Instruments	0.0	0.7
Construction & Engineering	0.0	0.3
Construction Materials	0.0	0.3
Road & Rail	0.0	0.1

TOTAL INVESTMENTS	99.2%	99.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The fund is actively managed, and, as such, its composition may differ over time.

12	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2008, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Loss	Contract Type	Expiration Date	Value on Settlement Date	Current Value	Unrealized Loss
South African Rand	Sale	05/06/08	$145,536	$146,567	$(1,031)

FUTURES CONTRACTS — At April 30, 2008, the following futures contracts were open:

Type	Number of Contracts Long	Settlement Month	Notional Value	Unrealized Gain
Dow Jones Euro Stoxx 50 Index	16	June 2008	$939,619	$10,693
New Financial Times Stock Exchange 100 Index	4	June 2008	484,907	539
Tokyo Price Index	4	June 2008	520,460	13,415
TOTAL				$24,647

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of 2.82%, based on Net Asset Value (NAV). This compares to the Lehman Brothers Aggregate Bond Index(2) six-month return of 4.08%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.2%
Auto(a) – 0.8%
Hertz Vehicle Financing LLC Series 2005-1A, Class A5
$ 4,770,000	5.080%	11/25/11	$ 4,278,214

Commercial – 2.1%
Asset Securitization Corp. Series 1997-D4, Class AIE
60,434	7.525	04/14/29	60,472
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
5,333,432	6.210	10/15/35	5,347,506
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.462	03/15/31	5,728,630

			11,136,608

Credit Card – 1.6%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.970	10/15/13	5,023,877
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,489,075

			8,512,952

Equipment – 0.4%
CIT Equipment Collateral, Series 2005-VT1, Class A4
2,076,884	4.360	11/20/12	2,078,050

Home Equity – 4.2%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
4,265,481	5.407	06/25/32	3,994,030
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
1,300,921	5.683	04/25/37	1,110,252
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
211,176	8.180	12/25/29	206,405
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,721,828	3.750	09/25/33	1,592,447
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
3,935,129	3.400	03/25/33	3,451,376
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
2,097,223	8.350	03/25/25	2,091,766

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
$ 1,958,103	8.480%	09/25/30	$ 1,884,922
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3, Class AI3
3,449,707	4.470	07/25/18	3,211,014
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
5,685,371	6.740	07/25/29	4,891,055

			22,433,267

Manufactured Housing – 2.8%
Green Tree Financial Corp. Series 1993-4, Class A5
3,752,366	7.050	01/15/19	3,695,511
Green Tree Financial Corp. Series 1995-5, Class M1(b)
1,821,670	7.650	09/15/26	1,846,501
Green Tree Financial Corp. Series 1996-4, Class A7(b)
2,081,993	7.900	06/15/27	2,207,627
Green Tree Financial Corp. Series 1996-6, Class A6
608,089	7.950	09/15/27	657,678
Green Tree Financial Corp. Series 1997-3, Class A6
130,694	7.320	03/15/28	134,118
Green Tree Financial Corp. Series 1998-3, Class A5
1,068,793	6.220	03/01/30	984,277
Green Tree Financial Corp. Series 1998-3, Class A6(b)
735,757	6.760	03/01/30	684,672
Green Tree Financial Corp. Series 1999-1, Class M2(b)
1,500,000	7.340	11/01/28	328,443
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
3,974,882	7.650	04/15/27	4,109,153
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
7,938	7.125	05/15/27	7,929

			14,655,909

Student Loans – 1.3%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(c)
3,570,000	4.910	12/15/08	3,574,927
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.740	10/30/45	3,003,060

			6,577,987

TOTAL ASSET-BACKED SECURITIES
(Cost $72,741,191)			$ 69,672,987

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 6.3%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (FSA)
$ 1,295,000	4.790%	04/01/15	$ 1,274,772

Alaska – 0.2%
Providence Alaska Health System Direct Obligation Series 2005
755,000	4.680	10/01/10	760,428
500,000	4.790	10/01/11	503,885

			1,264,313

California – 0.6%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.000	01/01/13	3,053,587

Illinois – 0.2%
Will County Community Consolidated School District No 30-C Troy Township Taxable GO Series 2007 (FSA)
1,100,000	5.650	10/01/18	1,121,637

Indiana – 1.1%
Indiana Bond Bank RB Taxable School Severance Funding Series 2006-11 (XLCA)
2,715,000	5.500	07/15/11	2,763,218
2,805,000	5.650	07/15/13	2,864,130

			5,627,348

Massachusetts – 0.6%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.360	05/01/11	668,932
2,485,000	5.430	05/01/12	2,546,628

			3,215,560

Missouri – 0.3%
St. Louis Package RB Series 2006 B (MBIA)
1,560,000	5.020	12/15/12	1,574,602

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,009,920

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	3,962,955

Ohio – 0.6%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
3,140,000	4.600	02/15/09	3,150,048

Oklahoma – 0.4%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.160	07/01/13	2,038,820

Oregon – 0.2%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	795,637

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Rhode Island – 0.6%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
$ 710,000	4.960%	07/15/14	$ 714,082
Rhode Island Convention Center Authority RB Taxable Civic Center Series 2006 A (FSA)
2,155,000	5.810	05/15/16	2,237,472

			2,951,554

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.490	07/01/11	2,331,474

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $33,020,162)			$ 33,372,227

Commercial Mortgage Backed Securities – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 4,867,157	5.681%	08/10/16	$ 4,980,259
(Cost $4,879,324)

Collateralized Mortgage Obligations – 28.2%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 3,637,121	5.500%	02/25/18	$ 3,413,316
Banc of America Mortgage Securities Series 2004-E, Class 2A5(b)
5,000,000	4.112	06/25/34	4,797,039
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
4,792,077	5.686	11/25/35	3,894,699
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,701,019	5.250	01/25/34	1,499,580
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
1,838,389	5.500	08/25/21	1,871,710
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
2,595,604	5.833	12/25/35	1,910,346
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
2,054,527	5.250	09/25/19	1,869,462
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
2,165,015	4.750	12/25/18	2,130,346
FHLMC PAC Series 2103, Class TE
809,921	6.000	12/15/28	833,070
FHLMC PAC Series 2110, Class PG
3,976,482	6.000	01/15/29	4,090,402
FHLMC PAC Series 2633, Class PC
5,598,775	4.500	07/15/15	5,650,522
FHLMC PAC Series 2640, Class DR
2,000,000	4.000	08/15/17	1,978,075
FHLMC PAC Series 2644, Class BM
1,795,000	4.500	01/15/26	1,803,961
FHLMC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,053,259

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
FHLMC PAC Series 2791, Class KE
$ 2,400,000	5.500%	05/15/29	$ 2,439,745
FHLMC PAC Series 2836, Class XQ
830,000	4.500	09/15/27	832,568
FHLMC PAC Series 2907, Class HC
2,600,000	5.000	06/15/27	2,638,783
FHLMC PAC Series 3259, Class EA
1,070,787	5.000	05/15/27	1,086,689
FHLMC REMIC PAC Series 1579, Class PM
874,943	6.700	09/15/23	904,037
FHLMC REMIC PAC Series 2716, Class DT
2,099,897	5.000	02/15/30	2,116,244
FHLMC REMIC Series 2840, Class JL
3,032,514	4.500	06/15/23	2,994,200
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,061,939
FHLMC REMIC TAC Series 2658, Class A
2,370,492	4.500	08/15/18	2,331,437
FHLMC Series 2391, Class Z
5,843,603	6.000	12/15/31	5,852,887
FHLMC Series 2508, Class OY
1,485,000	4.500	10/15/17	1,472,161
FHLMC Series 2524, Class WC
1,849,008	6.000	11/15/28	1,876,571
FHLMC Series 2603, Class C
2,620,000	5.500	04/15/23	2,696,400
FHLMC Series 2672, Class NH
3,400,000	4.000	09/15/18	3,257,487
FHLMC Series 2677, Class BC
800,000	4.000	09/15/18	764,616
FHLMC Series 2742, Class K
4,915,000	4.000	01/15/19	4,697,971
FHLMC Series T-58, Class 1A3
546,798	4.391	11/25/38	546,266
FNMA FNIC PAC Series 2001-45, Class WG
1,765,171	6.500	09/25/31	1,843,942
FNMA PAC Series 2003-1, Class PG
3,300,000	5.500	09/25/31	3,337,364
FNMA PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,001,053
FNMA PAC Series 2004-53, Class NC
3,360,000	5.500	07/25/24	3,461,903
FNMA REMIC PAC Series 2003-14, Class AP
558,082	4.000	03/25/33	539,968
FNMA REMIC PAC Series 2003-16, Class PN
4,166,043	4.500	10/25/15	4,196,286
FNMA Series 2002-73, Class OE
3,404,000	5.000	11/25/17	3,444,517
FNMA Series 2002-82, Class XE
2,660,000	5.000	12/25/17	2,692,088
FNMA Series 2003-W6, Class 2A32
609,698	6.500	09/25/42	647,634
GNMA Series 1998-12, Class EB
1,141,907	6.500	05/20/28	1,172,760
GNMA Series 2003-88, Class AC
1,604,662	2.91	06/16/18	1,599,872

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2004-4, Class 2A2
$ 7,608,391	5.749%	09/25/34	$ 7,083,861
Impac Secured Assets Corp. Series 2004-2, Class A6
1,878,154	5.740	08/25/34	1,773,022
Master Asset Securitization Trust Series 2004-3, Class 5A1
509,368	6.250	01/25/32	518,205
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
8,633,587	6.082	11/25/21	8,695,645
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
4,530,314	4.750	04/25/33	4,396,336
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,330,088	6.000	05/25/33	3,093,426
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,438,301	5.000	05/25/18	1,397,202
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
9,197,831	5.500	12/25/21	8,716,307
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
4,837,738	5.500	06/25/20	4,626,529
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
1,987,813	5.000	06/25/18	1,885,044
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
1,146,929	5.250	01/25/20	1,076,914
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	389,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $149,681,308)			$148,955,641

Commercial Mortgages – 3.3%
FNMA Series 2000-M2, Class C(b)
$ 2,561,697	7.138%	07/17/22	$ 2,606,743
GNMA Series 2002-62, Class B
1,265,147	4.763	01/16/25	1,278,806
GNMA Series 2003-16, Class B
3,580,000	4.490	08/16/25	3,575,569
GNMA Series 2003-38, Class JC(b)
727,657	7.053	08/16/42	775,102
GNMA Series 2004-09, Class A
2,078,325	3.360	08/16/22	2,057,870
GNMA Series 2004-45, Class A
2,313,549	4.020	12/16/21	2,304,582
GNMA Series 2004-60, Class C(b)
5,000,000	5.240	03/16/28	5,046,027

TOTAL COMMERCIAL MORTGAGES
(Cost $17,901,796)			$ 17,644,699

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 20.8%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,366,000	6.150%	09/01/36	$ 1,395,488

Beverages – 0.3%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,532,321

Cable TV – 0.5%
Comcast Corp.
1,000,000	5.850	01/15/10	1,020,500
1,500,000	4.950	06/15/16	1,431,306

			2,451,806

Computers – 0.2%
Intuit, Inc.
1,000,000	5.400	03/15/12	1,000,646

Consumer Non-Durables – 0.2%
Clorox Co.
965,000	4.200	01/15/10	962,688

Electric – 1.6%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,523,028
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,564,240
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,430,478
PSE&G Power LLC
1,485,000	5.000	04/01/14	1,436,225
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,613,405

			8,567,376

Financial – 8.7%
American General Finance Corp.
2,870,000	3.875	10/01/09	2,810,663
Bank of America Corp.
2,700,000	6.000	09/01/17	2,811,691
1,270,000	5.650	05/01/18	1,275,537
Bank One Corp.(b)
1,000,000	9.875	03/01/19	1,135,403
Bear Stearns Companies, Inc.
1,250,000	4.500	10/28/10	1,218,556
1,000,000	7.250	02/01/18	1,093,324
Citigroup, Inc.
1,355,000	5.500	04/11/13	1,363,257
Equitable Life Assurance Society of the United States(a)
5,900,000	7.700	12/01/15	6,721,758
General Electric Capital Corp.(b)
2,725,000	6.375	11/15/67	2,727,624
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,295,629
Lehman Brothers Holdings, Inc.
2,100,000	5.625	01/24/13	2,069,210

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Merrill Lynch & Co., Inc.
$ 3,500,000	5.450%	02/05/13	$ 3,405,301
1,000,000	6.150	04/25/13	997,909
Metropolitan Life Insurance Co.(a)
6,000,000	7.700	11/01/15	6,944,394
Morgan Stanley
2,600,000	6.625	04/01/18	2,695,729
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,543,333
Reed Elsevier Capital, Inc.
1,800,000	6.750	08/01/11	1,908,315
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,197,170
Wells Fargo & Co.
2,000,000	5.625	12/11/17	2,061,492

			46,276,295

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,036,676

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
1,425,000	5.300	03/15/17	1,425,899

Industrial – 0.5%
Receipts on Corporate Securities Trust NSC-1998-1
2,703,921	6.375	05/15/17	2,925,940

Multimedia – 0.9%
AOL Time Warner
3,170,000	6.750	04/15/11	3,255,466
The McGraw-Hill Companies, Inc.
1,500,000	5.375	11/15/12	1,505,049

			4,760,515

Oil & Gas – 0.8%
Apache Corp.
1,250,000	7.375	08/15/47	1,434,275
Tosco Corp.
2,095,000	8.125	02/15/30	2,622,950

			4,057,225

Real Estate – 1.0%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,115,314
ProLogis
2,030,000	5.250	11/15/10	2,008,267
Simon Property Group LP
2,000,000	5.375	06/01/11	1,998,258

			5,121,839

Retail – 0.4%
Target Corp.
1,000,000	5.125	01/15/13	1,016,408
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,272,248

			2,288,656

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Sovereign Agency – 0.4%
Resolution Funding Corp.
$ 1,500,000	8.125%	10/15/19	$ 1,974,533

Telecommunications – 0.4%
AT&T, Inc.
2,380,000	4.950	01/15/13	2,395,675

Utilities – 1.5%
GTE Corp.
5,310,000	6.840	04/15/18	5,738,915
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,070,562

			7,809,477

Yankee – 2.6%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	803,413
955,000	5.250	12/15/15	928,558
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,180,389
Deutsche Telekom International Finance BV
1,335,000	8.000	06/15/10	1,430,119
France Telecom SA
1,286,000	7.750	03/01/11	1,390,532
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,068,126

			13,801,137

TOTAL CORPORATE OBLIGATIONS
(Cost $107,042,492)			$109,784,192

Foreign Debt Obligation – 1.1%
Sovereign – 1.1%
Egypt Agency for International Development
$ 5,700,000	4.450%	09/15/15	$ 5,771,136
(Cost $5,435,050)

Mortgage-Backed Pass-Through Obligations – 12.1%
FHLMC
$ 104,505	6.000%	12/01/13	$ 107,965
183,072	8.500	02/01/19	197,269
2,404,257	4.500	12/01/19	2,384,699
195,831	8.500	03/01/21	213,109
1,113,292	7.000	05/01/26	1,185,172
130,656	7.000	10/01/30	139,012
151,887	7.500	12/01/30	163,929
274,446	7.500	01/01/31	296,205
593,033	7.000	08/01/31	629,959
5,841,077	5.000	05/01/33	5,760,007
4,735,650	5.500	06/01/33	4,782,394
1,271,982	4.711 (b)	05/01/34	1,286,269
4,019,557	5.255 (b)	01/01/36	3,992,732

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 76,014	5.500%		01/01/09	$ 76,160
88,006	7.000		07/01/09	90,328
36,564	6.500		02/01/12	38,229
159,596	6.000		12/01/13	164,189
86,356	6.500		07/01/14	90,439
137,893	9.000		11/01/21	149,649
81,711	6.500		08/01/24	85,494
110,821	6.500		09/01/24	115,951
117,045	9.000		02/01/25	128,587
40,983	6.500		03/01/26	42,880
89,227	8.000		07/01/28	96,921
241,053	6.500		10/01/28	251,910
154,224	5.842	(b)	12/01/28	158,076
60,247	6.500		01/01/29	62,961
151,254	6.000		07/01/29	155,892
130,431	7.500		09/01/29	140,795
140,256	7.000		03/01/31	149,404
60,657	7.500		03/01/31	65,369
319,139	7.000		11/01/31	339,700
647,336	7.000		01/01/32	689,041
2,224,236	6.000		12/01/32	2,287,584
4,292,582	5.000		02/01/33	4,231,061
738,017	5.263	(b)	02/01/33	740,959
7,582,019	5.500		03/01/33	7,649,751
2,685,141	5.000		07/01/33	2,646,658
9,112,550	4.500		08/01/33	8,697,478
3,053,241	5.000		02/01/34	3,007,574
1,236,274	5.028	(b)	10/01/34	1,246,662
3,238,170	5.103	(b)	02/01/35	3,250,528
GNMA
294,850	8.000		02/15/22	322,071
137,676	7.500		08/20/25	147,769
600,094	7.500		07/20/26	644,015
916,630	6.500		04/15/31	957,796
965,564	6.500		05/15/31	1,008,927
2,934,640	5.500		04/15/33	2,981,874

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $63,624,364)				$ 64,051,403

U.S. Government Agency Obligations – 7.6%
Farmer Mac Gtd.
$ 11,000,000	5.500	%(a)	07/15/11	$ 11,754,237
FFCB
6,135,000	4.500		05/06/14	6,352,897
2,860,000	5.190		04/22/21	2,992,750
FHLB
1,915,000	5.375		08/15/24	2,010,420
2,650,000	7.125		02/15/30	3,417,941
FHLMC
1,250,000	6.250		07/15/32	1,481,611

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$ 1,300,000	5.080%	06/24/18	$ 1,300,898
Tennessee Valley Authority
2,155,000	4.500	04/01/18	2,180,537
1,981,000	6.750	11/01/25	2,431,745
1,000,000	7.125	05/01/30	1,295,688
4,410,000	5.880	04/01/36	4,960,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,915,983)			$ 40,179,511

U.S. Treasury Obligations – 5.0%
United States Treasury Bonds
$ 2,000,000	5.500%	08/15/28	$ 2,259,218
7,765,000	6.250	05/15/30	9,662,572
United States Treasury Notes
4,000,000	4.250	11/15/14	4,232,188
9,965,000	4.000	02/15/15	10,368,273

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,476,128)			$ 26,522,251

Repurchase Agreement(d) – 1.2%
State Street Bank & Trust Co.
$ 6,487,000	1.450%	05/01/08	$ 6,487,000
Maturity Value: $6,487,261
(Cost $6,487,000)

TOTAL INVESTMENTS – 99.7%
(Cost $523,204,798)			$527,421,306

Other Assets in Excess of Liabilities – 0.3%			1,514,765

Net Assets – 100.0%			$528,936,071

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $34,722,480, which represents approximately 6.6% of net assets as of April 30, 2008.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2008.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $6,655,000 U.S. Treasury Bill, 0.000%, due 09/11/08 with a market value of $6,618,398.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
FFCB	—FederalFarm Credit Bank
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNIC	—FinancialNetwork Investment Corporation
FNMA	—FederalNational Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
PAC	—PlannedAmortization Class
RB	—RevenueBond
REMIC	—RealEstate Mortgage Investment Conduit
TAC	—TargetedAmortization Class
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/08	AS OF 10/31/07

Collateralized Mortgage Obligations	28.2%	29.6%
Corporate Obligations	20.8	17.8
Asset-Backed Securities	13.2	14.3
Mortgage-Backed Pass-Through Obligations	12.1	12.6
U.S. Government Agency Obligations	7.6	8.7
Municipal	6.3	6.2
U.S. Treasury Obligations	5.0	4.8
Commercial Mortgages	3.3	3.5
Short-Term Obligation	1.2	0.6
Foreign Debt Obligations	1.1	1.0
Commercial Mortgage Backed Securities	0.9	0.9

TOTAL INVESTMENTS	99.7%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of 3.22%, based on Net Asset Value (NAV). This compares to the Citigroup 1-5 Year Treasury/Government Sponsored Index(2) six-month return of 4.87%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Security(a) – 0.5%
Home Equity – 0.5%
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
$ 524,011	3.165%	12/25/35	$ 428,959
(Cost $484,710)

Commercial Mortgage Backed Securities – 2.4%
Small Business Administration Series 2006-P10B, Class 1
$1,946,863	5.681%	08/10/16	$ 1,992,104
(Cost $1,960,856)

Collateralized Mortgage Obligations – 21.2%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,237,971	5.010%	10/25/34	$ 1,172,023
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
233,424	5.010	09/20/34	218,170
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
426,956	5.720	09/25/34	420,276
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
848,440	4.750	12/25/18	834,854
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,069,474	3.785	11/19/33	1,015,850
FHLMC PAC Series 023, Class PK
655,459	6.000	11/25/23	675,519
FHLMC PAC Series 159, Class H
45,391	4.500	09/15/21	45,312
FHLMC PAC Series 1614, Class MB
203,256	6.500	12/15/09	206,514
FHLMC PAC Series 2109, Class PE
577,709	6.000	12/15/28	594,003
FHLMC PAC Series 2389, Class CD
106,111	6.000	03/15/16	107,943
FHLMC PAC Series 2594, Class OR
369,413	4.250	06/15/32	366,752
FHLMC PAC Series 2626, Class KA
822,707	3.000	03/15/30	795,445
FHLMC REMIC PAC Series 041, Class F
118,600	10.000	05/15/20	125,485

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 1673, Class H
$ 373	6.000%	11/15/22	$ 373
FHLMC REMIC PAC Series 2022, Class PE
162,089	6.500	01/15/28	168,139
FHLMC REMIC PAC Series 2345, Class PQ
91,154	6.500	08/15/16	95,473
FHLMC REMIC PAC Series 2439, Class LG
587,741	6.000	09/15/30	594,828
FHLMC REMIC PAC Series 3117, Class PC
800,000	5.000	06/15/31	808,516
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
148,451	0.000	04/25/24	147,647
FHLMC Series 2584, Class LX
306,904	5.500	12/15/13	316,189
FHLMC Series T-58, Class 1A3
364,532	4.391	11/25/38	364,177
FNMA PAC Series 1992-129, Class L
361,836	6.000	07/25/22	373,740
FNMA PAC Series 2001-76, Class UC
320,061	5.500	11/25/15	323,592
FNMA PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	556,195
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
78,476	0.000	10/25/22	75,435
FNMA REMIC PAC Series 1998-36, Class J
247,210	6.000	07/18/28	249,895
FNMA REMIC PAC Series 2001-71, Class MB
551,097	6.000	12/25/16	572,650
FNMA REMIC PAC Series 2003-14, Class AP
750,362	4.000	03/25/33	726,007
FNMA REMIC Series 1991-137, Class H
158,820	7.000	10/25/21	168,351
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
52,994	0.000	06/25/22	43,523
FNMA REMIC Series 1993-140, Class J
431,438	6.650	06/25/13	437,401

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Citigroup 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1993-182, Class FA(a)
$ 48,051	3.020%	09/25/23	$ 47,282
FNMA REMIC Series 1993-183, Class K
161,536	6.500	07/25/23	164,884
FNMA Series 2003-W17, Class 1A6
100,000	5.310	08/25/33	102,554
GNMA REMIC PAC Series 2001-6, Class PM
15,596	6.500	06/16/30	15,598
GNMA Series 1998-12, Class EB
285,477	6.500	05/20/28	293,190
GNMA Series 2001-53, Class F(a)
74,129	3.150	10/20/31	73,148
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,093,705	3.817	04/21/34	1,092,680
Master Asset Securitization Trust Series 2003-6, Class 9A1
744,084	4.250	07/25/33	692,020
Master Asset Securitization Trust Series 2004-3, Class 5A1
242,227	6.250	01/25/32	246,429
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
558,718	5.000	05/25/18	542,753
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
85,216	6.250	12/25/23	85,037
Vendee Mortgage Trust Series 1996-2, Class 1Z
314,091	6.750	06/15/26	335,180
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
672,528	5.750	12/25/32	661,214
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
357,806	5.000	06/25/18	339,308

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $17,498,346)			$17,291,554

Commercial Mortgages – 6.8%
FNMA Series 2000-M2, Class C(a)
$ 891,025	7.138%	07/17/22	$ 906,693
GNMA REMIC Series 2004-51, Class A
189,357	4.145	02/16/18	188,991
GNMA Series 2004-09, Class A
930,447	3.360	08/16/22	921,290
GNMA Series 2004-20, Class C
1,700,000	4.430	04/16/34	1,684,043
GNMA Series 2004-45, Class A
1,156,774	4.020	12/16/21	1,152,291
GNMA Series 2004-60, Class C(a)
650,000	5.240	03/16/28	655,983

TOTAL COMMERCIAL MORTGAGES
(Cost $5,608,015)			$ 5,509,291

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – 7.7%
FHLMC
$ 239,048	5.500%		08/01/17	$ 244,611
816,495	5.500		09/01/21	833,327
156,539	6.000		10/01/23	161,557
1,039,957	5.657	(a)	05/01/36	1,064,600
FNMA
19,632	7.000		03/01/09	19,845
462,358	4.500		11/01/09	469,959
5,184	6.500		02/01/12	5,420
245,629	6.500		09/01/13	255,413
324,338	10.500		11/01/15	352,632
270,385	6.000		07/01/16	279,255
10,680	7.195	(a)	08/01/23	10,990
4,645	9.000		07/01/24	5,092
18,251	5.842	(a)	12/01/28	18,707
96,709	7.000		11/01/31	102,939
743,734	6.000		07/01/33	764,916
1,028,582	4.031	(a)	02/01/34	1,023,885
576,467	5.028	(a)	10/01/34	581,310
GNMA
17,197	8.000		07/15/17	18,686
584	5.125	(a)	11/20/24	588
1,182	5.125	(a)	12/20/24	1,191
20,549	6.375	(a)	04/20/26	20,808
18,562	5.625	(a)	08/20/26	18,694
24,167	6.375	(a)	01/20/28	24,587

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $6,278,257)				$ 6,279,012

U.S. Government Agency Obligations – 44.7%
FFCB
$ 237,000	6.890%		09/13/10	$ 258,759
250,000	7.000		09/01/15	295,778
500,000	6.125		12/29/15	564,694
FHLB
1,000,000	6.000		06/11/08	1,003,961
3,400,000	2.625		07/15/08	3,401,856
1,500,000	3.875		08/22/08	1,506,830
250,000	5.365		12/11/08	254,246
125,000	5.900		03/26/09	128,578
35,000	5.985		04/09/09	36,065
3,500,000	5.250		06/19/09	3,596,680
750,000	5.000		03/11/11	787,475
1,250,000	4.750		12/09/11	1,314,769
FHLMC
250,000	4.625		08/15/08	251,601
3,700,000	3.625		09/15/08	3,716,983
2,000,000	4.875		02/09/10	2,069,716
3,000,000	5.500	(c)	07/15/11	3,205,701
1,500,000	4.625		10/25/12	1,568,652
1,000,000	4.500		01/15/13	1,040,118

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$ 5,500,000	7.250%	01/15/10	$ 5,899,124
1,000,000	6.000	05/15/11	1,076,663
1,000,000	6.125	03/15/12	1,099,104
850,000	3.625	02/12/13	850,898
1,500,000	4.375	03/15/13	1,550,391
Tennessee Valley Authority
900,000	6.790	05/23/12	1,005,839

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,963,190)			$36,484,481

U.S. Treasury Obligations – 15.2%
United States Treasury Notes
$1,000,000	4.875%	08/31/08	$ 1,010,781
4,000,000	4.000	06/15/09	4,090,000
1,500,000	4.125	08/15/10	1,561,524
3,000,000	4.500	11/15/10	3,163,359
2,000,000	5.125	06/30/11	2,155,156
435,000	4.500	04/30/12	461,814

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,902,502)			$12,442,634

Repurchase Agreement(d) – 0.7%
State Street Bank & Trust Co.
$ 568,000	1.450%	05/01/08	$ 568,000
Maturity Value: $568,023
(Cost $568,000)

TOTAL INVESTMENTS – 99.2%
(Cost $80,263,876)			$80,996,035

Other Assets in Excess of Liabilities – 0.8%			622,499

Net Assets – 100.0%			$81,618,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $3,205,701, which represents approximately 3.9% of net assets as of April 30, 2008.
(d)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $585,000 U.S. Treasury Bill, 0.000%, due 09/11/08 with a market value of $581,783.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/08	AS OF 10/31/07

U.S. Government Agency Obligations	44.7%	43.5%
Collateralized Mortgage Obligations	21.2	24.1
U.S. Treasury Obligations	15.2	13.9
Mortgage-Backed Pass-Through Obligations	7.7	6.9
Commercial Mortgages	6.8	6.7
Commercial Mortgage-Backed Securities	2.4	2.3
Asset-Backed Securities	0.5	0.6
Short-Term Obligation	0.7	1.4

TOTAL INVESTMENTS	99.2%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of 1.98%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 2.58%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.7%
Alabama – 2.6%
Alabama Drinking Water Finance Authority Revenue Bonds (Revolving Funding Program) Series A (AMBAC) (AAA/Aaa)
$ 760,000	4.700%	08/15/11	$ 764,385
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
650,000	5.500	07/01/12	710,593
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.000	06/01/16	1,061,360
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.000	04/01/19	1,253,589

			3,789,927

Alaska(a) – 0.2%
Alaska State Housing Finance Corp. Revenue Bonds Series A (MBIA) (A-1+/VMIGI)
295,000	3.050	12/01/30	295,000

Arizona – 5.6%
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding Midwestern University) (A-/NR)
1,000,000	5.250	05/15/19	1,079,980
500,000	5.250	05/15/22	532,250
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (A/Baa3)
500,000	5.750	07/01/15	556,915
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (MBIA) (AAA/Aaa)
1,070,000	5.000	08/01/27	1,104,283
Tempe AZ Special Assesment (Pier Town Lake Improvement Project) Series 2008 (NR/Aa3)
1,000,000	5.000	01/01/23	1,027,700
1,000,000	5.000	01/01/25	1,019,120

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arizona – (continued)
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A-/A2)
$ 1,000,000	5.000%	07/01/19	$ 1,046,290
745,000	5.000	07/01/20	773,220
1,000,000	5.000	07/01/21	1,031,820

			8,171,578

Arkansas – 2.0%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
1,090,000	5.480	09/01/17	1,092,791
Arkansas State Federal Highway Grant GO Bonds Series A (AA/Aa2)
325,000	5.500	08/01/10	337,051
1,000,000	5.250	08/01/11	1,054,100
Arkansas State GO Bonds Capital Appreciation College Savings Series C (AA/Aa2)(b)
540,000	0.000	06/01/12	470,912

			2,954,854

California – 1.3%
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.700	02/01/22	1,901,550

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (ETM) (NR/NR)
350,000	5.375	01/15/12	369,383
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
225,000	5.250	06/01/11	232,202
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB)
365,000	5.500	04/01/09	376,399
390,000	5.500	04/01/10	411,107

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Department of Corrections Certificates of Participation (Capital Appreciation) (AMBAC) (AAA/Aaa)(b)
$ 100,000	0.000%	03/01/10	$ 94,957
Douglas County School District No. 1 (Douglas & Elbert Counties) GO Bonds (Capital Appreciation) Series B (NR/Aa3)(b)
550,000	0.000	12/15/13	440,159
El Paso County School District No. 20 GO Bonds (Capital Appreciation) (FSA) (NR/Aaa)(b)
720,000	0.000	12/15/14	562,464

			2,486,671

District Of Columbia – 1.3%
District of Columbia GO Bonds (Multimodal) Series A (FSA) (A-1+/VMIG1)(a)
200,000	2.800	06/01/15	200,000
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.750	07/01/11	590,487
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.500	10/01/17	569,645
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.250	10/01/09	509,765

			1,869,897

Florida – 5.7%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A/A2)
875,000	5.000	04/01/18	882,919
Florida Municipal Loan Council Revenue Bonds Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	10/01/20	1,056,820
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.500	03/01/14	1,439,951
Orlando Utilities Community Systems Revenue Bonds (Refunding) (AA/Aa1)
1,500,000	5.000	10/01/22	1,572,270
St. Johns County FL School Board (Certificates of Participation) Series 2006 (St. Johns Master Lease Program) (AAA/Aaa)
1,980,000	5.000	07/01/19	2,035,955
Tallahassee FL Construction Utilities Systems Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,350,000	5.000	10/01/29	1,371,640

			8,359,555

Illinois – 7.7%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.250	01/01/10	527,525

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL High School District No. 214-Arlington Heights Township (Limited Tax) (MBIA) (NR/Aaa)
$ 1,525,000	5.000%	12/01/25	$ 1,573,205
Cook County IL School District No. 039 Wilmette GO Bonds (Prerefunded) Series 2001 (NR/Aa1)(c)
175,000	5.750	12/01/11	192,867
Cook County IL School District No. 039 Wilmette GO Bonds (Unrefunded Balance) Series 2001 (NR/Aa1)
850,000	5.750	12/01/13	924,689
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.800	01/01/10	25,044
Hoffman Estates IL Park District Revenue Bonds (Debt Certificates) Series 2004 (AA-/A2)
1,000,000	5.250	12/01/23	1,042,810
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (ETM) (NR/Aaa)
670,000	5.500	05/01/12	730,682
Illinois Finance Authority Revenue Bonds (Columbia College) (MBIA) (AAA/Aaa)
2,000,000	5.250	12/01/22	2,120,340
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,685,000	5.000	07/01/21	1,763,235
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa1)
650,000	5.125	04/01/19	652,502
Illinois Housing Development Authority Revenue Bonds (Muli-Family Housing) Series D (FGIC) (A+/A1)
910,000	4.625	07/01/23	896,787
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.700	02/01/13	253,784
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Capital Appreciation) Series B (FSA) (AAA/Aaa)(b)
635,000	0.000	11/01/13	520,656

			11,224,126

Indiana – 6.6%
Allen County IN War Memorial Revenue Bonds (Refunding Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	653,088
615,000	5.000	11/01/16	670,916
Elkhart County IN Complex Building Corp. Revenue Bonds (First Mortgage) (AA-/NR)
880,000	4.000	06/01/12	910,747
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.750	08/15/11	396,068
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/Aaa)
1,740,000	5.250	07/15/16	1,933,262

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Fort Wayne IN Redevelopment Authority Lease Rental Revenue Bonds (Taxable) Series 2007 (Assured Guaranty) (NR/Aaa)
$ 1,100,000	5.800%	02/01/20	$ 1,120,372
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,178,083
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,300,000	6.000	01/10/20	1,475,916
Monroe-Gregg Industrial Grade School Building Corp. Revenue Bonds (Refunding - First Mortgage) (FSA) (AAA/Aaa)
375,000	4.250	07/15/17	385,140
Noblesville IN Redevelopment Authority Revenue Bond (Lease Rental - Hamilton Twin Project B) Series 2006 (A+/NR)
1,000,000	5.000	08/01/25	1,000,590

			9,724,182

Iowa – 2.1%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
160,000	5.100	06/01/17	151,207
480,000	5.125	06/01/18	448,224
200,000	5.125	06/01/20	180,486
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
220,000	4.300	07/01/16	218,495
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.700	06/01/09	2,056,720

			3,055,132

Kansas – 2.7%
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/Aaa)(a)
2,000,000	3.750	05/15/26	1,999,020
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
750,000	5.250	07/01/12	788,752
Neosho County KS Sales Tax Revenue Bonds (MBIA) (ETM) (AAA/Aaa)
150,000	5.500	08/15/11	158,744
Olathe KS Health Facilities Revenue Bond (Refunding) (Olathe Medical Center) Series 2008 (A+/NR)
1,000,000	4.000	09/01/14	999,400

			3,945,916

Kentucky – 0.7%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.250	08/01/13	560,515

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – (continued)
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
$ 460,000	5.450%	05/15/08	$ 460,364

			1,020,879

Louisiana – 3.7%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.250	12/01/18	3,024,522
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.375	02/01/18	1,148,532
1,245,000	5.000	02/01/30	1,190,842

			5,363,896

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.250	06/01/13	10,114

Michigan – 8.4%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AA-/Aa3)
150,000	4.500	05/01/30	142,754
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (A+/A2)
550,000	4.000	05/01/14	560,692
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/Baa3)
1,000,000	5.500	02/01/18	1,068,740
Ingham County MI GO Bonds Series 1998 (FSA) (AAA/Aaa)
500,000	5.125	11/01/12	535,080
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (MBIA) (AAA/Aaa)
675,000	5.000	11/15/12	682,486
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)(c)
500,000	5.400	12/01/10	535,250
1,125,000	5.550	12/01/10	1,208,486
1,625,000	5.650	12/01/10	1,749,621
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(c)
1,650,000	6.125	11/15/09	1,751,128
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.500	11/15/10	2,624,975
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA-/Aa3)(c)
250,000	5.125	05/01/10	262,805
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.000	05/01/21	1,188,082

			12,310,099

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – 2.1%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(c)
$ 1,000,000	6.000%	10/01/10	$ 1,079,970
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.000	01/01/15	986,211
Minneapolis St. Paul MN Housing Finance Board Single Family Mortgage Revenue Bonds (Mortgage Backed Securities City Living Project) Series A-3 (GNMA/FNMA) (AAA/NR)
947,062	5.700	04/01/27	959,753

			3,025,934

Mississippi – 1.5%
Mississippi Development Bank Special Obligation Revenue Bond (Madison County Highway Construction Project) Series 2006 (FGIC) (AA-/A1)
1,110,000	5.000	01/01/09	1,122,088
Mississippi Development Bank Special Obligation Revenue Bonds (Lowndes County Individual Development Project) Series 2007 (FSA) (AAA/Aaa)
605,000	5.000	07/01/17	664,102
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
425,000	5.650	12/01/09	436,033

			2,222,223

Missouri – 3.8%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
400,000	5.250	06/01/12	421,372
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.000	12/01/13	943,404
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
555,000	5.500	02/15/14	584,942
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.000	04/01/19	1,109,472
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.000	06/01/12	202,222
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
525,000	4.750	12/01/10	537,773
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	258,525

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Series B (NR/A2)
$ 1,000,000	5.500%	05/01/18	$ 1,060,730
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	479,495

			5,597,935

Montana – 0.5%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
395,000	4.350	06/01/16	387,373
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (GO) (AA+/Aa1)
405,000	4.350	12/01/16	394,247

			781,620

Nebraska – 0.3%
Nebraska Investment Finance Authority Revenue Bonds (Single Family Housing) Series F (GNMA/FNMA/FHLMC) (AAA/NR)
125,000	4.300	09/01/14	123,570
180,000	4.350	03/01/15	177,806
100,000	4.350	09/01/15	98,699
105,000	4.400	09/01/16	103,065

			503,140

New Mexico – 0.4%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (AAA/Aaa)
500,000	5.375	07/01/13	521,975
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.150	09/01/17	10,184

			532,159

New York – 4.1%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.100	01/01/21	2,057,120
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(c)
125,000	6.000	05/15/10	135,252
New York NY GO Bonds (Prerefunded) Series J (AAA/Aa3)(c)
90,000	5.250	08/01/08	91,629
New York NY GO Bonds (Unrefunded Balance) Series J (AA/Aa3)
2,495,000	5.250	08/01/11	2,534,122
New York NY GO Bonds Series G (AA/Aa3)
1,000,000	5.625	08/01/13	1,089,150
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
135,000	7.375	05/15/10	141,024

			6,048,297

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – 0.5%
Durham NC Certificates of Participation Series B (AA+/Aa2)
$ 445,000	4.250%	06/01/15	$ 465,741
Durham Water & Sewer Utility System Revenue Bonds (Wachovia Bank N.A.) (Variable) (A-1+/VMIGI)(a)
300,000	2.700	12/01/15	300,000

			765,741

North Dakota – 3.2%
Fargo ND Public School District No. 1 GO Bonds Series 2008 (Limited Tax - School Building) (NR/A1)
2,300,000	5.000	05/01/23	2,347,035
North Dakota State Building Authority Revenue Bonds (Refunding) Series B (AMBAC) (AAA/Aaa)
725,000	4.250	12/01/16	747,236
North Dakota State Housing Finance Agency Mortgage Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	533,506
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (NR/Aa1)
635,000	4.450	07/01/17	614,451
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)(c)
400,000	6.000	10/01/10	433,452

			4,675,680

Ohio – 6.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/Aaa)
1,250,000	5.000	12/01/16	1,358,150
Cuyahoga County OH GO Bonds (Sewer District Improvement) (AA+/Aa1)
165,000	5.550	12/01/20	173,912
Huron County OH Hospital Facilities Revenue Bonds (Refunding & Improvement Fisher-Titus Medical) Series 2007 (A/NR)
1,000,000	5.000	12/01/22	998,940
Indian Lake OH Local School District GO Bonds (Refunding & Improvement School Facilities Construction) (MBIA) (AAA/Aaa)
830,000	4.500	12/01/21	833,046
Knox County OH Hospital Facilities Revenue Bonds (Refunding Knox Community Hospital) (Radian) (AA/NR)
2,885,000	5.000	06/01/12	2,989,149
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.000	09/01/14	565,713
Olentangy Local School District GO Bonds (Capital Appreciation Refunding) Series A (FSA) (AAA/Aaa)(b)
500,000	0.000	12/01/16	355,165

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Sidney OH City School District GO Bonds (Capital Appreciation Refunding) (FGIC) (A/A2)(b)
$ 1,025,000	0.000%	12/01/16	$ 712,959
1,035,000	0.000	12/01/17	679,798
Westlake OH GO Bonds (Street Improvement) (AAA/Aaa)
260,000	5.250	12/01/25	286,504

			8,953,336

Oklahoma – 1.9%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)(c)
2,530,000	6.200	11/01/09	2,724,456

Oregon – 2.8%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,190,000	4.350	07/01/18	1,170,758
1,380,000	4.400	07/01/19	1,343,126
925,000	4.450	07/01/20	888,148
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
405,000	4.600	07/01/30	351,111
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series F (NR/Aa2)
300,000	4.450	07/01/22	289,584

			4,042,727

Pennsylvania – 1.3%
Oxford PA Area Sewer Authority Revenue Bonds (FSA) (NR/Aaa)
765,000	4.500	03/01/13	772,168
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scraton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,174,987

			1,947,155

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.000	07/01/20	10,294

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.700	12/01/12	184,525
190,000	5.750	12/01/13	194,357
205,000	5.800	12/01/14	209,699
125,000	5.900	12/01/15	127,951

			716,532

South Carolina – 1.1%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.000	09/01/14	483,439

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Florence SC Water & Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
$ 390,000	7.500%	03/01/11	$ 426,613
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.000	04/01/16	757,645

			1,667,697

South Dakota – 0.8%
Hot Springs SD School District No 23-2 (Prerefunded) (NR/NR)
60,000	4.800	07/01/09	60,820
Hot Springs SD School District No 23-2 (Unrefunded) (NR/NR)
60,000	4.800	07/01/09	60,820
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
225,000	5.150	05/01/11	228,445
South Dakota Housing Development Authority Revenue Bonds (Multiple Purpose) Series A (FSA) (NR/Aaa)
125,000	4.300	11/01/10	127,306
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
660,000	5.000	09/01/10	694,380

			1,171,771

Tennessee – 1.4%
Memphis TN GO Bonds (Refunding & General Improvement) (AA/A1)
1,040,000	5.000	10/01/17	1,120,819
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.500	11/01/11	759,493
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (GO) (AA/Aa2)
220,000	4.250	01/01/14	215,690

			2,096,002

Texas – 6.7%
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.000	08/15/20	262,750
625,000	5.000	08/15/21	653,356
Comal TX Independent School District GO Bonds (Capital Appreciation) (Refunding) (PSF-GTD) (NR/Aaa)(b)
1,700,000	0.000	02/01/15	1,306,093
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.000	07/15/12	404,182
Dallas Civic Center Revenue Bonds (Refunding & General Improvement) (MBIA) (AAA/Aaa)
1,000,000	4.875	08/15/23	1,008,400

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
$ 130,000	5.750%	11/01/15	$ 133,839
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.000	02/15/14	545,180
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.500	08/15/19	677,139
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AAA/Aa1)(c)
365,000	5.000	08/01/08	367,668
Houston TX Community College Systems Revenue Bonds (Unrefunded Balance) (Refunding) (MBIA) (AAA/Aaa)
1,000,000	5.375	04/15/13	1,063,530
Lake Worth Independent School District GO Bonds (Capital Appreciation) Series B (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/15	769,670
North Harris Montgomery Community College District Revenue Bonds (Refunding) (FGIC) (AA-/Aa3)
420,000	5.750	02/15/18	435,464
Pearland TX Certificates Obligations GO Bonds (AMBAC) (AAA/Aaa)
660,000	5.250	03/01/21	709,606
San Antonio TX GO Bonds (General Improvement) (AA+/Aa1)(c)
10,000	6.000	02/01/10	10,597
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (AAA/Aaa)
455,000	5.250	10/01/18	480,967
330,000	5.250	10/01/21	341,435
500,000	5.250	10/01/33	504,245
Texas State Department of Housing & Community Affairs Single Family Revenue Bonds (Refunding) (AMT) (FHA/VA Mortgages) (AAA/Aa1)
150,000	4.600	09/01/19	142,788

			9,816,909

Utah – 0.7%
Utah State Board Regents Auxiliary Systems & Student Fee Revenue Bonds for Salt Lake Community College (FSA) (AAA/Aaa)
1,000,000	5.500	06/01/16	1,057,450

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (NR/Baa3)
1,000,000	5.250	07/15/17	1,086,890

Washington – 3.6%
CDP-King County III WA Lease Revenue Bonds (Refunding King Street Center Project) (MBIA) (AAA/Aaa)
1,000,000	4.500	06/01/22	993,790

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Clark County WA School District No. 114 Evergreen GO Bonds (FSA) (NR/Aaa)
$ 330,000	5.375%	12/01/14	$ 356,539
Clark County WA School District No. 37 Vancouver GO Bonds (FGIC) (NR/Aa1)(b)
1,065,000	0.000	12/01/20	580,893
Everett WA Public Facilities District Ltd. Sales Tax & Interlocal Revenue Bonds Series A (A/NR)
1,000,000	5.000	12/01/24	1,009,050
Ocean Shores WA Local Improvement District Bond Anticipation Notes Series 2007-01 (NR/NR)
1,550,000	4.750	08/01/11	1,622,323
Pierce County WA GO Bonds (FGIC) (AA-/Aa3)
140,000	4.375	12/01/27	131,561
Washington State Higher Education Facilities Authority Revenue Bonds (Unrefunded Balance University Puget Sound) (A+/A1)
625,000	4.750	10/01/08	630,362

			5,324,518

Wisconsin – 1.2%
Milwaukee County WI Airport Revenue Bonds (Refunding) Ser B (MBIA) (NR/Aaa)
115,000	5.000	12/01/14	120,434
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (MBIA) (NR/Aaa)
350,000	5.000	12/01/15	366,373
Monona WI Revenue Bonds Taxable Anticipation Notes (NR/A1)
755,000	5.650	09/01/11	773,218
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
205,000	4.375	05/01/09	208,932
230,000	4.375	05/01/12	240,922

			1,709,879

Wyoming – 1.2%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.800	06/01/09	802,121
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.150	12/01/10	30,963
85,000	5.200	12/01/11	87,641
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	163,170
280,000	4.250	12/01/14	276,674
385,000	4.300	12/01/15	379,852

			1,740,421

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
TOTAL INVESTMENTS – 98.7%
(Cost $142,656,464)			$144,702,142

Other Assets in Excess of Liabilities – 1.3%			1,897,905

Net Assets – 100.0%			$146,600,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Radian	— Insured by Radian Asset Assurance
VA	— Veterans Administration
XLCA	— Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/2008	AS OF 10/31/2007

General Obligations	24.8%	23.3%
Lease	12.6	11.8
Hospital	11.7	7.8
General	10.1	10.5
Education	9.4	7.8
Prerefunded Escrow to Maturity	9.2	16.7
Single Family Housing	7.1	7.5
Water/Sewer	6.8	6.0
Transportation	4.0	4.0
Student	1.9	2.0
Multi Family Housing	1.1	1.3
Short-Term Obligation	0.0	0.8

TOTAL INVESTMENTS	98.7%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of 2.28%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 2.58%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.5%
Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (AAA/Aa1)(a)
$ 500,000	6.125%	11/15/09	$ 530,645
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
500,000	5.500	11/15/10	524,995

			1,055,640

Missouri – 93.5%
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
150,000	4.000	03/01/17	152,253
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding- St. Clair County Metrolink Project) (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/20	2,212,280
1,000,000	5.250	07/01/28	1,083,360
Bonne Terre MO Certificates of Participation (AMBAC) (NR/NR)
250,000	5.250	11/01/15	274,438
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.000	03/01/18	1,073,950
1,250,000	5.000	03/01/19	1,333,912
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (AAA/Aaa)
300,000	5.500	03/01/14	333,177
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.250	03/01/17	559,455
1,000,000	5.250	03/01/21	1,078,260
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	973,403
1,000,000	5.250	06/01/13	1,058,250
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (General Improvement) (FSA) (AAA/Aaa)
40,000	5.000	05/15/09	40,078

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
$1,000,000	5.000%	03/01/18	$ 1,042,630
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (FSA) (AAA/Aaa)
$1,000,000	5.000%	03/01/18	1,042,630
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.000	03/01/13	779,324
900,000	5.000	03/01/15	947,826
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	729,326
650,000	5.000	03/01/22	678,177
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	425,312
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.700	10/01/10	232,040
Florissant MO Certificates of Participation (FGIC) (NR/A2)
330,000	5.000	08/01/11	350,737
560,000	5.000	08/01/12	600,550
485,000	5.000	08/01/15	512,228
500,000	5.000	08/01/16	525,255
450,000	5.000	08/01/17	469,678
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,157,868
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.000	03/01/17	755,265
935,000	5.000	03/01/18	1,002,984
945,000	5.000	03/01/19	1,007,275
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Baa3)
395,000	5.000	12/01/15	414,541

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
$ 520,000	5.250%	03/01/16	$ 558,428
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.000	03/01/19	2,407,019
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.000	03/01/18	1,318,618
Jackson County MO Consolidated School District No. 002 GO Bonds (Direct Deposit Program) (MBIA) (AAA/Aaa)
1,250,000	5.000	03/01/22	1,302,462
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project Series B) (NR/Aa3)
530,000	4.500	12/01/19	544,792
555,000	4.500	12/01/20	566,067
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (MBIA) (NR/Aaa)
500,000	5.000	12/01/20	525,590
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
300,000	5.000	10/01/08	300,357
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.500	12/01/12	2,195,060
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/Aaa)
1,000,000	5.250	12/01/15	1,079,460
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program GO Bonds (MBIA) (AAA/Aaa)
1,000,000	5.000	03/01/18	1,037,220
2,000,000	5.000	03/01/19	2,064,400
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (NR/A2)
530,000	5.000	03/01/11	548,163
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (NR/NR)(a)
300,000	5.700	06/01/10	319,452
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)(a)
380,000	5.750	06/01/10	405,019
400,000	5.800	06/01/10	426,740
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (ETM) (AA/NR)
330,000	5.350	06/01/09	342,022
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.500	02/15/12	628,656
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A2)
1,000,000	5.000	12/01/15	1,087,210

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Metropolitan Community Colleges Building Corp. Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/A1)
$1,000,000	5.500%	07/01/11	$ 1,076,260
Kansas City MO Metropolitan Community Leasehold Jr College Revenue Bonds (Refunding & Improvements) (FGIC) (NR/A1)
1,075,000	5.000	07/01/17	1,155,324
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.750	12/01/17	1,734,940
1,735,000	5.800	12/01/18	1,834,051
Kansas City MO Water Revenue Bonds Series C (FGIC) (AA/A1)
850,000	5.000	12/01/16	888,080
1,035,000	5.000	12/01/19	1,068,058
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (MBIA) (NR/Aaa)
750,000	5.000	02/15/19	789,090
Ladue MO School District GO Bonds (Refunding and Improvement) (AAA/NR)
500,000	5.000	03/01/20	533,385
545,000	5.000	03/01/22	575,602
500,000	5.000	03/01/23	525,440
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.450	03/01/14	283,203
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
335,000	5.250	07/01/11	358,564
1,000,000	5.250	07/01/12	1,065,050
1,135,000	5.250	07/01/15	1,198,662
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.000	07/01/20	498,370
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.250	12/01/13	1,068,310
1,410,000	5.250	12/01/15	1,496,532
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.500	02/15/10	509,910
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.850	07/15/10	1,561,170
Missouri School Boards Association Lease Certificates of Participation for Liberty Public School District No. 53 (FSA) (AAA/Aaa)
830,000	5.250	03/01/21	891,744
700,000	5.250	03/01/22	747,824
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.050	06/01/09	413,740

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)(a)
$ 700,000	5.750%	04/01/09	$ 724,388
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.000	04/01/13	319,668
1,240,000	5.000	04/01/21	1,278,502
Missouri State Development Finance Board Infrastructure Facilities (Independence-Centerpoint Project) (A+/NR)
935,000	4.750	04/01/28	883,164
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)(a)
1,430,000	5.550	04/01/09	1,477,919
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)(a)
530,000	5.200	03/01/10	555,610
1,035,000	5.300	03/01/10	1,086,843
680,000	5.600	03/01/10	717,672
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.600	04/01/11	453,482
1,500,000	6.000	04/01/22	1,519,410
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities Revenue Bonds (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.500	04/01/09	435,064
450,000	5.550	04/01/10	459,716
80,000	5.750	04/01/19	80,994
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.125	01/01/10	172,011
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Unrefunded Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.125	07/01/11	220,767
535,000	5.200	07/01/12	560,739
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,150,000	5.250	01/01/11	1,180,567
1,115,000	5.000	07/01/17	1,221,951
2,130,000	5.125	01/01/18	2,267,044
725,000	5.000	01/01/22	753,297
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,000,000	5.250	05/15/17	2,093,340

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Maryville University of St. Louis Project) (NR/Baa2)(a)
$1,000,000	6.750%	06/15/10	$ 1,087,480
Missouri State Health & Educational Facilities Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/19	1,068,720
Missouri State Health & Educational Facility Authority Revenue Bonds (St. Anthony’s Medical Center) (ETM) (NR/A2)
270,000	6.250	12/01/08	276,726
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	161,442
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.150	05/15/10	1,820,067
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.850	01/01/10	1,054,460
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)(a)
280,000	5.000	05/15/08	283,041
35,000	5.250	05/15/08	35,383
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.000	02/15/14	510,724
Missouri State Health & Educational Facility Revenue Bonds (Refunding and Improvement-Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.000	08/15/08	925,758
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (NR/A2)(a)
700,000	6.250	12/01/10	772,478
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.250	10/01/10	1,717,782
1,000,000	5.500	10/01/12	1,092,920
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.000	11/15/10	263,705
2,000,000	5.000	11/15/14	2,164,000
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	524,260
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,000,000	5.000	02/15/17	1,083,480
1,545,000	5.000	02/15/20	1,644,328
120,000	4.750	11/15/37	120,197
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)(a)
450,000	5.000	02/01/11	477,373

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
$ 290,000	4.500%	12/01/08	$ 293,634
365,000	4.650	12/01/09	373,552
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	5.800	09/01/11	50,106
45,000	5.900	09/01/12	45,109
50,000	6.000	09/01/13	50,245
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
40,000	5.000	03/01/12	40,433
40,000	5.000	09/01/12	40,433
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.250	08/15/12	2,170,100
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.250	08/01/16	321,600
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.000	06/01/10	518,800
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.450	03/01/14	1,051,100
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.000	12/01/10	522,143
850,000	5.125	12/01/12	858,457
Nixa MO Electric System Revenue Bonds (XLCA) (A-/A3)
1,000,000	4.750	04/01/15	1,042,120
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.000	11/15/18	1,054,720
1,000,000	5.000	11/15/19	1,047,630
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (Refunding & Improvements) (AA+/Aa1)
625,000	4.500	03/01/15	665,737
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.000	06/01/20	2,986,981
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.000	02/01/22	1,027,000
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.900	03/01/16	767,572

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (FSA) (AAA/NR)
$1,500,000	5.000%	03/01/19	$ 1,630,635
Pike County MO Certificates of Participation (NR/NR)
720,000	5.625	12/01/19	756,972
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.000	02/01/22	2,826,978
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding and Improvement Zona Rosa Retail Project) (AA-/NR)
685,000	5.000	12/01/18	738,451
850,000	5.000	12/01/20	901,051
Platte County MO Reorganized School District No R-3 GO Bonds for School Building (FSA) (AAA/Aaa)
1,025,000	4.500	03/01/22	1,035,363
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.700	07/01/27	186,508
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,832,516
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (AA/NR)
450,000	5.500	03/01/14	483,273
350,000	5.500	03/01/15	376,509
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.850	12/01/08	500,790
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/A3)
200,000	4.750	04/01/12	203,862
Springfield MO Public Utility Revenue Bonds (FGIC) (AA/Aa3)
1,570,000	4.750	08/01/34	1,530,797
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.000	12/01/18	1,067,440
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/A1)
440,000	4.500	11/01/18	447,137
530,000	4.500	11/01/19	533,662
610,000	4.500	11/01/20	608,841
645,000	4.750	11/01/21	651,379
685,000	4.750	11/01/22	689,158
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/A1)
385,000	4.750	11/01/21	388,808
405,000	4.750	11/01/22	407,458
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,585,000	5.000	02/15/17	2,824,629

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Water Supply District No. 02 Certificates of Participation (AA/NR)
$ 750,000	5.375%	12/01/36	$ 765,150
St. Charles MO Certificates of Participation Series B (NR/A2)
200,000	5.000	05/01/09	204,556
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.250	06/01/19	370,468
735,000	5.200	06/01/24	762,445
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.400	05/15/11	304,614
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	484,252
515,000	5.000	11/15/16	505,539
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,315,000	5.000	02/01/14	1,413,454
St. Louis County MO School District No. R6 Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	02/01/13	1,050,010
St. Louis MO Airport Revenue Bonds Refunding for Lambert Series B (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	07/01/24	1,962,920
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.250	02/15/15	736,624
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)(a)
900,000	5.500	02/01/12	958,437
Sullivan MO School District Building Corp. Leasehold Revenue Bonds (Radian) (AA/NR)(a)
275,000	5.250	03/01/14	296,970
Taney County MO Certificates of Participation (MBIA) (NR/Aaa)
1,095,000	4.500	04/01/17	1,135,515
Taney County MO Reorganized School District No. R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.000	03/01/18	1,155,627
1,050,000	5.000	03/01/21	1,141,129
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.000	03/01/17	1,074,670
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.375	11/01/14	401,977

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
$1,000,000	5.250%	03/01/13	$ 1,095,100

			147,692,124

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.000	07/01/22	566,272

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $146,163,329)			$149,314,036

Repurchase Agreement(b) – 4.8%
State Street Bank & Trust Co.
$7,497,000	1.450%	05/01/08	$ 7,497,000
Maturity Value: $7,497,302
(Cost $7,497,000)

TOTAL INVESTMENTS – 99.3%
(Cost $153,660,329)			$156,811,036

Other Assets in Excess of Liabilities – 0.7%			1,169,630

Net Assets – 100.0%			$157,980,666

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $7,690,000 U.S. Treasury Bill, 0.000% due 09/11/08 with a market value of $7,647,705.
Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
TCRS	— Transferable Custodial Receipts
XLCA	— Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/2008	AS OF 10/31/2007

General Obligations	23.8%	28.0%
Lease	17.7	18.3
Water/Sewer	12.1	13.4
Hospital	9.8	8.5
Education	8.2	7.9
Prerefunded Escrow to Maturity	8.1	13.4
Short-Term Obligation	4.8	0.0
General	4.1	4.2
Crossover	3.9	0.0
Transportation	3.1	1.8
Student	1.4	1.4
Power	1.2	1.3
Municipals	0.6	0.0
Multi Family Housing	0.4	0.7
Single Family Housing	0.1	0.2

TOTAL INVESTMENTS	99.3%	99.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2008, the Institutional Shares of the Fund had a total return of 1.98%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 2.58%. Past performance is no guarantee of future results.

Schedule of Investments

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.2%
Illinois – 1.5%
Lake County IL School District No. 79-Fremont Series B (FSA) (NR/Aaa)
$1,000,000	5.000%	12/01/22	$ 1,051,910

Kansas – 91.1%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
1,000,000	4.750	08/01/17	1,036,420
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (AAA/Aaa)
1,000,000	5.250	09/01/24	1,070,400
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.000	03/01/12	432,857
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.600	09/01/09	561,579
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.000	12/01/13	462,726
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.900	12/01/11	332,742
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.600	10/01/09	522,680
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Baa1)
1,450,000	5.000	03/01/12	1,488,932
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.000	08/01/12	1,075,290
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.000	09/01/15	545,931
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	791,836

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aaa)
$ 1,000,000	5.000%	09/01/21	$ 1,041,290
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (A-/Baa3)
500,000	6.000	10/01/16	566,950
1,770,000	5.000	10/01/18	1,814,746
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
155,000	4.500	04/01/11(a)	162,832
375,000	5.125	04/01/11(a)	400,455
625,000	5.125	10/01/16	653,862
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series B) (AMBAC) (AAA/NR)
925,000	5.000	10/01/22	956,376
975,000	5.000	10/01/23	1,003,948
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AA-/Aa3)
500,000	5.500	09/01/17	563,245
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.400	10/01/12	402,256
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.000	12/01/10	782,187
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.000	12/01/19	287,782
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AAA/Aa2)
760,000	6.125	09/01/09	797,612
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AMBAC-TCRS-BNY) (AAA/Aaa)
290,000	5.500	09/01/10	309,094
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AAA/Aa2)
300,000	5.500	09/01/12	329,922

(1)

Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)

The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds Series A (AAA/Aa2)(a)
$ 340,000	5.000%	09/01/10	$ 359,445
Kansas State Development Finance Authority Health Facilities Revenue Bonds Series 2005 (Hays Medical Center) (MBIA) (NR/Aaa)
2,000,000	3.750	05/15/26	1,999,020
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.250	05/01/13	1,347,368
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.000	10/01/10	530,200
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.000	07/01/14	350,962
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,150,000	5.000	04/01/24	1,194,827
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.000	08/01/10	205,684
400,000	5.000	02/01/12	409,052
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.000	05/01/12	422,472
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.000	08/01/13	492,169
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.000	08/01/17	1,693,456
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series K) (MBIA) (AAA/Aaa)
1,000,000	5.250	11/01/22	1,076,610
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (ETM) (MBIA) (AAA/Aaa)
20,000	4.000	10/01/11	20,820
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.500	04/01/12	771,658
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.000	06/01/13	639,732
630,000	5.000	06/01/14	668,260
300,000	5.000	06/01/16	315,420

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA/Aa1)
$ 1,105,000	5.000%	10/01/21	$ 1,169,366
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.000	06/01/17	1,075,951
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	320,544
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Aa3)(a)
350,000	5.750	07/01/09	363,475
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A3)
550,000	5.250	07/01/10	572,000
1,000,000	5.375	07/01/14	1,057,700
455,000	5.375	07/01/15	479,311
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.000	09/01/20	158,165
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (MBIA) (AAA/Aaa)
1,650,000	5.000	09/01/17	1,764,526
Mission KS GO (Taxable -Temporary Notes Series 2) (NR/MIG1)
700,000	5.500	06/01/08	700,861
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)(a)
500,000	5.400	10/01/08	507,025
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series 2008) (A+/NR)
1,195,000	5.125	09/01/21	1,217,538
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.500	09/01/10	531,755
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.150	12/01/09	1,058,300
Overland Park KS GO Bonds (Refunding for Internal Improvement Series B) (AAA/Aaa)
995,000	4.000	09/01/17	1,017,606
Parsons KS Certificates of Participation (Taxable Series B) (AAA/NR)
300,000	5.700	10/01/17	309,606
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.500	09/01/11	658,428
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.850	05/01/10	759,727

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (MBIA) (NR/Aaa)
$ 500,000	4.500%		09/01/22	$ 511,060
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.500		09/01/16	246,385
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.500		09/01/16	74,896
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (NR/Baa3)
670,000	5.250	(a)	09/01/12	727,258
680,000	5.250		09/01/14	721,990
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
70,000	5.800		06/01/17	70,088
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
205,000	4.150		08/01/10	212,495
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.250		09/01/10	530,585
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/A2)
500,000	5.500		10/01/09	518,815
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (FSA) (AAA/NR)
1,500,000	5.000		11/01/32	1,531,815
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A-1)
300,000	4.900	(a)	09/01/08	302,916
490,000	5.000		09/01/08	494,645
250,000	5.250		09/01/09	259,043
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)(a)
500,000	5.000		02/01/12	535,645
Topeka KS GO Bonds Series A (XLCA) (NR/Aa3)
100,000	4.000		08/15/16	101,251
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project Series A) (MBIA) (AAA/NR)
535,000	5.000		06/01/16	586,264
1,000,000	5.000		06/01/23	1,049,000
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project Series B) (MBIA) (AAA/Aaa)
300,000	5.000		06/01/23	314,700
475,000	5.000		06/01/24	495,121
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (ETM) (Go of Auth) (AAA/NR)
200,000	5.500		09/01/11	217,142
1,000,000	6.000	(a)	09/01/12	1,119,850

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
$ 1,285,000	5.000%		04/01/11	$ 1,364,811
1,000,000	5.000		04/01/14	1,025,260
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.300		09/01/10	462,162
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.750		11/15/14	1,581,510
Wyandotte County Kansas City KS Unified Government GO Bonds (Refunding Series A) (FSA) (AAA/Aaa)
1,000,000	5.000		09/01/11	1,070,280
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.400		09/01/11	611,766
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (ETM) (FSA) (NR/Aaa)
215,000	6.375		09/01/11	239,719
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Prerefunded Series 2000 A) (FSA) (NR/Aaa)(a)
565,000	5.375		09/01/10	602,725
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/A3)
1,595,000	5.000		09/01/21	1,631,191
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance Series 2000 A) (FSA) (NR/Aaa)
85,000	6.375		09/01/11	94,658
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.000		09/01/12	172,538
625,000	5.250		09/01/16	699,037
1,000,000	5.250		09/01/20	1,112,370

				65,901,980

Puerto Rico – 3.6%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.500		07/01/16	512,815
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.500		07/01/15	471,278
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A-/Baa2)
500,000	6.250		07/01/13	545,830
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series G (FGIC) (AAA/Aaa)
655,000	5.250	(a)	07/01/13	719,956

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2008 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds Series G (FGIC) (AAA/Baa3)
$ 345,000	5.250%	07/01/21	$ 347,139

			2,597,018

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $68,473,535)			$69,550,908

Repurchase Agreement(b) – 2.7%
State Street Bank & Trust Co.
$1,983,000	1.450%	05/01/08	$ 1,983,000
Maturity Value: $1,983,080
(Cost $1,983,000)

TOTAL INVESTMENTS – 98.9%
(Cost $70,456,535)			$71,533,908

Other Assets in Excess of Liabilities – 1.1%			765,059

Net Assets – 100.0%			$72,298,967

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 30, 2008. This agreement was fully collateralized by $2,035,000 U.S. Treasury Bill, 0.000% due 09/18/08 with a market value of $2,022,790.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BNY	— Insured by The Bank of New York Mellon Corp.
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
TCRS	— Transferable Custodial Receipts Insured by the Bank of New York Mellon Corp.
XLCA	— Insured by XL Capital Assurance, Inc.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/2008	AS OF 10/31/2007

General Obligations	45.5%	49.2%
Prerefunded Escrow to Maturity	17.0	20.8
Lease	10.7	12.1
Hospital	10.5	6.2
Education	4.9	5.1
Transportation	4.0	3.8
Short-Term Obligation	2.7	1.8
Power	2.3	2.4
Water/Sewer	0.9	0.9
Crossover	0.3	0.0
Single Family Housing	0.1	0.1

TOTAL INVESTMENTS	98.9%	102.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2008 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $161,381,158, $105,971,530, $64,922,714, $54,122,585, $523,204,798, $80,263,876, $142,656,464, $153,660,329 and $70,456,535, respectively)	$172,238,281	$109,498,446	$69,296,601
Foreign currencies, at value (cost of $139,229 for International Equity Fund)(a)	—	—	—
Cash	—	494	—
Receivables:
Investment securities sold, at value	9,414,826	—	590,560
Fund shares sold	435,325	145,777	48,356
Interest and dividends, at value	35,711	136,158	33,899
Due from broker — variation margin	—	—	—
Reimbursement from adviser	—	—	—
Other assets	18,974	10,089	8,120
Total Assets	182,143,117	109,790,964	69,977,536

Liabilities:
Due to Custodian	173,314	—	336,493
Payables:
Investment securities purchased, at value	8,462,651	—	—
Dividends	—	—	—
Fund shares redeemed	635,765	35,949	120,178
Advisory fees	107,033	67,188	43,041
Deferred trustee fees	34,617	22,010	15,479
Administrative fees	21,407	13,441	8,608
Forward foreign currency exchange contracts, at value	—	—	—
Accrued expenses	63,253	41,949	44,586
Total Liabilities	9,498,040	180,537	568,385

Net Assets:
Paid-in capital	160,620,010	105,867,426	62,360,874
Accumulated undistributed (distributions in excess of) net investment income (loss)	173,369	71,118	(13,586)
Accumulated net realized gain (loss) from investment, futures and foreign currency related transactions	994,575	144,967	2,687,976
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	10,857,123	3,526,916	4,373,887
Net Assets	$172,645,077	$109,610,427	$69,409,151

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized)	6,769,127	4,715,805	2,234,686
Net asset value (net assets/shares outstanding)	$25.50	$23.24	$31.06

(a)	Includes $124,688 for the International Equity Fund relating to initial margin requirements for futures transactions.

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

International Equity Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$57,050,467	$527,421,306	$80,996,035	$144,702,142	$156,811,036	$71,533,908
139,571	—	—	—	—	—
—	878	913	25,328	255	962

162,349	—	—	—	—	—
15,445	380,774	148,490	325,228	209,450	130,500
374,162	4,908,072	815,164	2,106,757	2,105,286	878,138
341,821	—	—	—	—	—
—	—	—	12,694	7,164	12,435
8,162	44,043	2,788	10,838	11,986	5,925
58,091,977	532,755,073	81,963,390	147,182,987	159,145,177	72,561,868

14,796	—	—	—	—	—

—	1,263,206	—	—	—	—
—	1,704,833	206,320	434,263	441,568	184,473
400,356	375,641	10,240	—	574,539	—
52,375	218,066	38,866	60,072	64,635	29,421
19,009	101,753	33,339	29,396	29,878	12,147
8,099	65,420	10,130	18,022	19,390	8,826
1,031	—	—	—	—	—
114,530	90,083	45,961	41,187	34,501	28,034
610,196	3,819,002	344,856	582,940	1,164,511	262,901

46,098,303	541,630,103	95,520,052	143,534,328	154,694,256	71,225,738
487,933	(2,881,991)	(693,784)	40,623	(94,719)	(67,070)
7,946,673	(14,028,549)	(13,939,893)	979,418	230,422	62,926
2,948,872	4,216,508	732,159	2,045,678	3,150,707	1,077,373
$57,481,781	$528,936,071	$81,618,534	$146,600,047	$157,980,666	$72,298,967

2,207,350	28,632,372	4,574,519	7,798,462	8,312,450	3,892,756
$26.04	$18.47	$17.84	$18.80	$19.01	$18.57

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2008 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$8,635	$6,972	$8,799
Dividends(a)	1,220,949	1,602,628	453,138
Total Investment Income	1,229,584	1,609,600	461,937

Expenses:
Advisory fees	713,793	436,543	303,605
Administration fees	142,759	87,309	60,721
Shareowner servicing fees	70,972	32,644	22,840
Transfer Agent fees	55,372	28,183	33,092
Custody and accounting fees	26,525	31,943	25,995
Professional fees	10,387	8,423	9,249
Printing fees	9,376	5,830	3,885
Registration fees	4,393	3,985	—
Trustee fees	3,810	2,238	1,647
Other	14,335	10,018	7,002
Total Expenses	1,051,722	647,116	468,036
Less — expense reductions(b)	(363)	(76)	(65)
Net Expenses	1,051,359	647,040	467,971
Net Investment Income (Loss)	178,225	962,560	(6,034)

Realized and unrealized gain (loss) from investment, futures and foreign currency related transactions:
Net realized gain from:
Investment transactions	1,418,004	382,008	2,697,438
Futures transactions	—	—	—
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	(26,548,558)	(14,765,924)	(13,070,121)
Futures	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—
Net realized and unrealized gain (loss) from investment, futures and foreign currency related transactions	(25,130,554)	(14,383,916)	(10,372,683)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,952,329)	$(13,421,356)	$(10,378,717)

(a)	Amount is net of $77,266 for the International Equity Fund in foreign withholding taxes.

(b)	Expense reductions include waivers, custody credits and reimbursements.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

International Equity Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$9,121	$14,452,955	$1,888,387	$3,236,802	$3,270,784	$1,491,350
1,194,256	—	—	—	—	—
1,203,377	14,452,955	1,888,387	3,236,802	3,270,784	1,491,350

629,762	1,342,797	211,642	365,008	376,118	178,276
62,976	402,839	63,492	109,502	112,835	53,483
30,476	155,460	15,065	42,057	37,981	19,057
46,207	29,837	20,070	19,713	21,295	16,376
118,047	53,349	28,879	26,967	24,493	23,704
11,260	20,939	11,532	10,668	11,323	8,765
4,494	27,154	4,829	7,414	7,848	3,524
—	8,124	5,046	1,993	4,277	11,735
1,221	13,854	2,349	3,328	3,350	1,473
7,523	45,720	12,222	13,301	13,627	6,760
911,966	2,100,073	375,126	599,951	613,147	323,153
(222,712)	(3,531)	(87,769)	(89,789)	(86,799)	(73,612)
689,254	2,096,542	287,357	510,162	526,348	249,541
514,123	12,356,413	1,601,030	2,726,640	2,744,436	1,241,809

7,886,293	2,387,369	17,439	979,671	230,325	63,036
31,503	—	—	—	—	—
51,863	—	—	—	—	—

(21,877,781)	353,245	1,141,948	(801,165)	374,335	63,513
3,860	—	—	—	—	—
(10,647)	—	—	—	—	—
(13,914,909)	2,740,614	1,159,387	178,506	604,660	126,549
$(13,400,786)	$15,097,027	$2,760,417	$2,905,146	$3,349,096	$1,368,358

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
From Operations:
Net investment income (loss)	$178,225	$304,574	$962,560	$1,676,982
Net realized gain from investment, futures and foreign currency related transactions	1,418,004	20,525,881	382,008	14,029,195
Net change in unrealized gain (loss) on investments, futures, and translation of assets and liabilities denominated in foreign currencies	(26,548,558)	6,403,162	(14,765,924)	(5,496,419)
Net increase (decrease) in net assets resulting from operations	(24,952,329)	27,233,617	(13,421,356)	10,209,758

Distributions to Shareholders:
From net investment income	(304,583)	(253,032)	(969,569)	(1,679,090)
From net realized gains	(2,209,815)	—	(13,766,687)	(9,771,396)
Total distributions to shareholders	(2,514,398)	(253,032)	(14,736,256)	(11,450,486)

From Share Transactions:
Proceeds from sales of shares	8,282,967	74,752,676	10,677,918	50,854,623
Reinvestment of dividends and distributions	1,554,805	141,399	7,692,358	7,537,407
Cost of shares repurchased	(33,166,652)	(52,247,077)	(22,056,915)	(36,381,363)
Net increase (decrease) in net assets resulting from share transactions	(23,328,880)	22,646,998	(3,686,639)	22,010,667
TOTAL INCREASE (DECREASE)	(50,795,607)	49,627,583	(31,844,251)	20,769,939

Net Assets:
Beginning of period	223,440,684	173,813,101	141,454,678	120,684,739
End of period	$172,645,077	$223,440,684	$109,610,427	$141,454,678
Accumulated undistributed (distributions in excess of) net investment income (loss)	$173,369	$299,727	$71,118	$78,127

(a)	Net of $3,253 of redemption fees remitted to the International Equity Fund.

(b)	Net of $5,004 of redemption fees remitted to the International Equity Fund.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		International Equity Fund				Bond Fund
For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)		For the Year Ended October 31, 2007		For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007

$(6,034)	$(322,510)	$514,123		$1,031,131		$12,356,413	$24,302,616
2,697,438	7,203,936	7,969,659		10,717,828		2,387,369	6,306,246
(13,070,121)	4,398,781	(21,884,568)		10,994,964		353,245	3,018,375
(10,378,717)	11,280,207	(13,400,786)		22,743,923		15,097,027	33,627,237

—	—	(997,014)		(800,536)		(12,694,847)	(25,375,444)
(7,205,864)	(118,142)	(10,417,733)		(2,972,277)		—	—
(7,205,864)	(118,142)	(11,414,747)		(3,772,813)		(12,694,847)	(25,375,444)

3,099,165	21,843,472	4,882,457		21,864,598		42,109,944	85,896,603
4,299,841	78,038	5,433,076		1,823,992		2,537,298	5,642,075
(20,762,444)	(24,600,614)	(35,244,703	)(a)	(18,235,135	)(b)	(55,543,462)	(111,073,079)
(13,363,438)	(2,679,104)	(24,929,170)		5,453,455		(10,896,220)	(19,534,401)
(30,948,019)	8,482,961	(49,744,703)		24,424,565		(8,494,040)	(11,282,608)

100,357,170	91,874,209	107,226,484		82,801,919		537,430,111	548,712,719
$69,409,151	$100,357,170	$57,481,781		$107,226,484		$528,936,071	$537,430,111

$(13,586)	$(7,552)	$487,933		$970,824		$(2,881,991)	$(2,543,557)

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
From Operations:
Net investment income	$1,601,030	$4,333,849	$2,726,640	$5,635,277
Net realized gain (loss) from investment transactions	17,439	(381,225)	979,671	423,626
Net change in unrealized gain (loss) on investments	1,141,948	1,207,701	(801,165)	(1,961,128)
Net increase in net assets resulting from operations	2,760,417	5,160,325	2,905,146	4,097,775

Distributions to Shareholders:
From net investment income	(1,786,479)	(4,809,455)	(2,721,370)	(5,657,318)
From net realized gains	—	—	(382,630)	(380,139)
Total distributions to shareholders	(1,786,479)	(4,809,455)	(3,104,000)	(6,037,457)

From Share Transactions:
Proceeds from sales of shares	5,545,775	10,144,361	12,471,391	19,833,851
Reinvestment of dividends and distributions	474,825	1,064,372	248,117	466,161
Cost of shares repurchased	(12,886,529)	(53,988,656)	(11,185,972)	(27,399,340)
Net increase (decrease) in net assets resulting from share transactions	(6,865,929)	(42,779,923)	1,533,536	(7,099,328)
TOTAL INCREASE (DECREASE)	(5,891,991)	(42,429,053)	1,334,682	(9,039,010)

Net Assets:
Beginning of period	87,510,525	129,939,578	145,265,365	154,304,375
End of period	$81,618,534	$87,510,525	$146,600,047	$145,265,365
Accumulated undistributed (distributions in excess of) net investment income	$(693,784)	$(508,335)	$40,623	$33,353

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007	For the Six Months Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007

$2,744,436	$5,772,409	$1,241,809	$2,415,005
230,325	628,794	63,036	203,279
374,335	(1,957,023)	63,513	(563,660)
3,349,096	4,444,180	1,368,358	2,054,624

(2,744,882)	(5,784,120)	(1,232,324)	(2,423,316)
(645,219)	(134,397)	(203,301)	(207,135)
(3,390,101)	(5,918,517)	(1,435,625)	(2,630,451)

23,738,838	24,990,291	8,120,445	12,245,734
321,128	347,550	178,433	267,054
(14,862,247)	(34,667,601)	(5,202,328)	(11,742,729)
9,197,719	(9,329,760)	3,096,550	770,059
9,156,714	(10,804,097)	3,029,283	194,232

148,823,952	159,628,049	69,269,684	69,075,452
$157,980,666	$148,823,952	$72,298,967	$69,269,684

$(94,719)	$(94,273)	$(67,070)	$(76,555)

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2008 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares, Institutional Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and exchange traded funds are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The impact of events that occur after the publication of market quotations used by the International Equity Fund to price its securities, but before the close of regular trading on the New York Stock Exchange, will be reflected in a Fund’s next determined net asset value (“NAV”) if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination, the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B.  Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes, if any, on foreign securities held by the Funds, which are subject to taxes.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC (“Real Estate Mortgage Investment Conduit”) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets.

D.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Net capital losses, if any, are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with U.S. generally accepted accounting principles.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.

In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Fund’s distributions are deemed a return of capital and is generally not taxable to shareholders.

The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48) on April 30, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for the open tax years (tax years ended October 31, 2004-2007) and determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

F.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

G.  Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

H.  Redemption Fees — If Institutional Shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Redemption fees are reimbursed to the Fund and are reflected on the Statement of Changes in Net Assets as a reduction in the cost of shares repurchased.

I.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Segregation Transactions — The Funds may enter into certain derivative transactions or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

A.  Advisory Agreements  — The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2008, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate and waiver rates, and amounts are listed on the following pages.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rates:

Average Daily Net Assets	Annual Rate
First $25 million	0.80%
Next $25 million	0.65%
Next $50 million	0.55%
Next $100 million	0.45%
Over $200 million	0.40%

COMMERCE FUNDS

3. AGREEMENTS (continued)

B.  Administration Agreements — Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement dated March 1, 2005, as amended. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — For the six months ended April 30, 2008, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.20%, 1.72%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, International Equity, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Advisor has agreed to contractually waive its management fee during the six months ended April 30, 2008, so that such fees did not exceed 0.97% of average daily net assets of the International Equity Fund. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are computed daily and paid monthly.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the six months ended April 30, 2008, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees	Expense Reimbursements	Custody Credits	Total Expense Reduction
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate
Fund			Rate	Amount
Growth	0.75%	0.75%	—%	$—	0.15%	$—	$363	$363
Value	0.75	0.75	—	—	0.15	—	76	76
MidCap Growth	0.75	0.75	—	—	0.15	—	65	65
International Equity	1.50	0.97	0.53	222,516	0.15	—	196	222,712
Bond	0.50	0.50	—	—	0.15	—	3,531	3,531
Short-Term Government	0.50	0.50	—	—	0.15	87,293	476	87,769
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	88,940	849	89,789
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	86,582	217	86,799
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	73,568	44	73,612

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

3. AGREEMENTS (continued)

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2008, Commerce Bank has retained approximately $426,552 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued at least quarterly and determined based on the performance of such Funds.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2008, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Growth	$—	$37,471,750	$—	$60,671,784
Value	—	31,351,602	—	48,696,197
MidCap Growth	—	19,308,005	—	39,246,088
International Equity	—	18,922,442	—	54,080,743
Bond	5,473,633	27,581,103	14,180,347	12,277,471
Short-Term Government	7,892,715	997,794	10,126,385	1,113,090
National Tax-Free Intermediate Bond	—	26,688,837	—	25,319,602
Missouri Tax-Free Intermediate Bond	—	9,047,385	—	7,538,244
Kansas Tax-Free Intermediate Bond	—	3,533,562	—	3,606,238

For the six months ended April 30, 2008, Goldman Sachs received approximately $6,479 of brokerage commissions earned from portfolio transactions, including futures transactions, executed on behalf of the International Equity Fund.

COMMERCE FUNDS

6. CONCENTRATION OF RISK

As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2007, certain timing differences of the Funds on a tax basis were as follows:

	Growth	Value	MidCap Growth	International Equity
Timing differences (deferred compensation)	$(6,308)	$(10,430)	$(7,552)	$(7,036)
At April 30, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
	Growth	Value	MidCap Growth	International Equity
Tax Cost	$161,802,373	$106,208,522	$64,932,087	$54,164,398

Gross unrealized gain	19,355,240	14,279,797	9,915,128	6,530,799
Gross unrealized loss	(8,919,332)	(10,989,873)	(5,550,614)	(3,644,730)

Net unrealized security gain	$10,435,908	$3,289,924	$4,364,514	$2,886,069

As of the Funds’ most recent fiscal year ended October 31, 2007, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:
	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:*
Expiring 2008	$—	$(1,045,396)	$—	$—	$—
Expiring 2010	(5,986,769)	(679,994)	—	—	—
Expiring 2011	—	(2,174,462)	—	—	—
Expiring 2012	(6,311,963)	(3,771,248)	—	—	—
Expiring 2013	(540,238)	(2,538,488)	—	—	—
Expiring 2014	(3,576,948)	(2,653,199)	—	—	—
Expiring 2015	—	(1,094,544)	—	—	—

Total capital loss carryforward:	$(16,415,918)	$(13,957,331)	$—	$—	$—
Timing differences (dividends payable, deferred compensation)	$(1,710,027)	$(259,725)	$(440,791)	$(444,145)	$(189,032)
* Expiration occurs on October 31 of the year indicated.

COMMERCE FUNDS

7. TAX INFORMATION (continued)

At April 30, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$525,118,356	$80,853,538	$142,598,550	$153,663,069	$70,445,441

Gross unrealized gain	14,725,502	1,482,478	2,968,977	3,506,703	1,453,214
Gross unrealized loss	(12,422,552)	(1,339,981)	(865,385)	(358,736)	(364,747)

Net unrealized security gain (loss)	$2,302,950	$142,497	$2,103,592	$3,147,967	$1,088,467

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, differing treatment of accretion of market discount and premium amortization and differences related to the tax treatment of passive foreign investment companies. In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. These reclassifications resulted primarily from expired capital loss carryforwards and the difference in tax treatment relating to the recognition of income and gains/losses of certain bonds, swaps, and partnership investments.

8. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be minimal.

New Accounting Pronouncements — On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM and Commerce do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

8. OTHER MATTERS (continued)

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. GSAM and Commerce are currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

Approval of Advisory and Sub-Advisory Agreements — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with Commerce Investment Advisors, Inc. (the “Adviser”) for the Funds and the investment sub-advisory agreement (“Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) with AllianceBernstein L.P. (the “Sub-Adviser”) for the International Equity Fund.

The Advisory Agreement and Sub-Advisory Agreement for the Funds were most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 6-7, 2007 (“Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser and Sub-Adviser relating to the Trustees’ consideration of these Agreements and, at these meetings, the Trustees also considered the Adviser’s and Sub-Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive sessions with independent counsel without members of management present.

In evaluating the Advisory and Sub-Advisory Agreements at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and Sub-Adviser, their services and the Funds. Both in meetings specifically dedicated to the review of the Advisory and Sub-Advisory Agreements and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s and Sub-Adviser’s investment management services. These materials included: (i) information on the investment performance of the Funds in comparison to other similar mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; and (iv) expenses borne by the Funds.

Specifically in connection with the Trustees’ approval of the Advisory and Sub-Advisory Agreements, the Trustees reviewed, among other things, information relating to: (i) the terms of the Agreements; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary or contractual waiver and expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the scope and depth

COMMERCE FUNDS

8. OTHER MATTERS (continued)

of the Adviser’s and Sub-Adviser’s resources; (v) the Adviser’s and Sub-Adviser’s staffing for the Funds and the experience of the portfolio managers; (vi) the Adviser’s and Sub-Adviser’s financial resources and their ability to attract and retain portfolio management talent; (vii) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services and the profitability of the Advisory Agreement to the Adviser; (viii) the benefits received by the Adviser and its affiliates from their relationships with the Funds; (ix) potential economies of scale; and (x) the fees paid by the Adviser to the Sub-Adviser for services to the International Equity Fund, and the expenses incurred by the Sub-Adviser for those services. In addition, the Trustees considered the Adviser’s and Sub-Adviser’s willingness to meet with representatives of the Board of Trustees outside of the Board meetings in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

In connection with their approval of the Advisory Agreement for each of the Funds and the Sub-Advisory Agreement for the International Equity Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Adviser and Sub-Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by the Adviser. These services include services as the Funds’ Co-Administrator. The Trustees also considered that many of the Funds’ shareholders had other client relationships with affiliates of the Adviser. The Trustees concluded that the Adviser and Sub-Adviser were able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds. In addition, the Trustees concluded that the Adviser had committed substantial resources to monitor the Sub-Adviser’s investment performance and compliance program. The Trustees also believed that the Adviser and Sub-Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, this information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees considered the Funds’ investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Funds, as well as the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of the Adviser’s and Sub-Adviser’s investment approach for the Funds.

Based on the information provided, the Trustees believed that the investment performance of the Fixed Income Funds was, in general, competitive in light of the factors mentioned above, including the Funds’ investment policies and the nature of their shareholder base. In reaching this conclusion, the Trustees also reviewed, among other things, the relative performance of the Funds as compared to the mutual fund categories established by third parties, and their benchmarks for different time periods. They also noted again the potential impact of the relative risk parameters of the different Funds. The Trustees concluded that Commerce was devoting appropriate resources in its efforts to provide favorable investment results for the Funds.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

8. OTHER MATTERS (continued)

Based on the information provided, the Trustees believed that the International Equity Fund’s performance had improved significantly and was competitive with its Lipper peers and benchmark. The Trustees concluded that the Growth, Value and MidCap Growth Funds’ performance for the one-year period was not competitive with either their respective Lipper peer groups or benchmarks. However, the Value and Growth Funds’ performance was competitive with their Lipper groups on a longer term basis while the MidCap Growth Fund’s performance was less competitive with both its benchmark and Lipper peers. The Trustees considered the Adviser’s explanation as to the current market volatility, other market factors and how these factors had impacted the Adviser’s quantitative model in the most recent year, thereby impacting performance. The Trustees concluded that the Adviser was taking steps to address its quantitative model in light of the current market conditions.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Adviser’s and Sub-Adviser’s voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the respective Funds. In addition, the Trustees considered the fees paid by the Funds to the Adviser and its affiliates for shareholder servicing and Co-Administration services, and reviewed information as to whether the Adviser and Sub-Adviser had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Adviser’s view that the Funds may be sharing in economies of scale through the Adviser’s voluntary expense caps for certain of the Funds. In addition, the Trustees considered the level of assets in the Funds; the information provided by the Adviser and Sub-Adviser relating to their costs of the services provided by them and the profits realized by them as well as their profits in comparison to published profitability rates of other investment advisers; and information comparing the fee rates charged by the Adviser (which does not include fee breakpoints) and the Sub-Adviser (which does include breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. Moreover, the Trustees also considered the Adviser’s profitability in the past year in light of Fund asset levels.

The Trustees also considered information provided by the Adviser on its use of and benefits from soft dollars in connection with the Funds’ brokerage, noting that the Sub-Adviser did not use soft dollars with respect to the International Equity Fund’s trades. The Trustees also considered the Adviser’s and Sub-Adviser’s efforts to achieve best execution on behalf of the Funds and their review and monitoring policies.

Information on the services rendered by the Adviser and Sub-Adviser to the Funds, the fee rates paid by the Funds under the Advisory and Sub-Advisory Agreements and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. In addition, the Trustees noted the Adviser’s voluntary and contractual undertakings to limit certain Funds’ total expenses ratios to specified levels.

COMMERCE FUNDS

8. OTHER MATTERS (continued)

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Adviser and Sub-Adviser, their costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory and Sub-Advisory Agreements should be approved and continued.

9. SUBSEQUENT EVENT

Fund Liquidation — At a meeting held on February 13, 2008, the Board of Trustees of the Trust approved a proposal to liquidate the Commerce International Equity Fund pursuant to a board-approved Plan of Liquidation. The Fund liquidated on May 30, 2008.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund		Value Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2008 (Unaudited)
Institutional Shares
Shares sold	320,387	$8,282,967	447,078	$10,677,918
Reinvestment of dividends and distributions	56,466	1,554,805	312,065	7,692,358
Shares redeemed	(1,282,481)	(33,166,652)	(918,099)	(22,056,915)
NET DECREASE	(905,628)	$(23,328,880)	(158,956)	$(3,686,639)

For the Year Ended October 31, 2007
Institutional Shares
Shares sold	2,796,852	$74,752,676	1,771,782	$50,854,623
Reinvestment of dividends and distributions	5,455	141,399	269,461	7,537,407
Shares redeemed	(1,926,753)	(52,247,077)	(1,253,164)	(36,381,363)
NET INCREASE (DECREASE)	875,554	$22,646,998	788,079	$22,010,667

COMMERCE FUNDS

MidCap Growth Fund		International Equity Fund		Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

98,288	$3,099,165	179,986	$4,882,457	2,256,470	$42,109,944
128,969	4,299,841	194,481	5,433,076	135,802	2,537,298
(661,495)	(20,762,444)	(1,386,188)	(35,244,703)	(2,978,571)	(55,543,462)
(434,238)	$(13,363,438)	(1,011,721)	$(24,929,170)	(586,299)	$(10,896,220)

613,095	$21,843,472	740,931	$21,864,598	4,733,151	$85,896,603
2,239	78,038	66,715	1,823,992	309,900	5,642,075
(680,198)	(24,600,614)	(625,537)	(18,235,135)	(6,114,399)	(111,073,079)
(64,864)	$(2,679,104)	182,109	$5,453,455	(1,071,348)	$(19,534,401)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2008 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2008 (Unaudited)
Institutional Shares
Shares sold	309,580	$5,545,775	660,561	$12,471,391
Reinvestment of dividends and distributions	26,495	474,825	13,153	248,117
Shares redeemed	(720,728)	(12,886,529)	(590,630)	(11,185,972)
NET INCREASE (DECREASE)	(384,653)	$(6,865,929)	83,084	$1,533,536

For the Year Ended October 31, 2007
Institutional Shares
Shares sold	578,354	$10,144,361	1,051,607	$19,833,851
Reinvestment of dividends and distributions	60,646	1,064,372	24,648	466,161
Shares redeemed	(3,081,404)	(53,988,656)	(1,450,344)	(27,399,340)
NET INCREASE (DECREASE)	(2,442,404)	$(42,779,923)	(374,089)	$(7,099,328)

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars

1,245,457	$23,738,838	435,623	$8,120,445
16,856	321,128	9,576	178,433
(780,069)	(14,862,247)	(279,708)	(5,202,328)
482,244	$9,197,719	165,491	$3,096,550

1,328,921	$24,990,291	665,227	$12,245,734
18,232	347,550	14,314	267,054
(1,822,242)	(34,667,601)	(629,614)	(11,742,729)
(475,089)	$(9,329,760)	49,927	$770,059

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$29.11	$0.02	$(3.30)	$(3.28)	$(0.04)	$(0.29)	$(0.33)
For the Years Ended October 31,
2007—Institutional	25.56	0.04	3.55	3.59	(0.04)	—	(0.04)
2006—Institutional(d)	22.56	0.04	3.08	3.12	(0.12)	—	(0.12)
2005—Institutional	20.82	0.14 (e)	1.63	1.77	(0.03)	—	(0.03)
2004—Institutional	20.50	(0.07)	0.39	0.32	—	—	—
2003—Institutional	17.52	(0.04)	3.02	2.98	—	—	—
VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$29.02	$0.20	$(2.91)	$(2.71)	$(0.20)	$(2.87)	$(3.07)
For the Years Ended October 31,
2007—Institutional	29.53	0.36	1.90	2.26	(0.36)	(2.41)	(2.77)
2006—Institutional(d)	24.96	0.35	4.66	5.01	(0.34)	(0.10)	(0.44)
2005—Institutional	22.70	0.27	2.28	2.55	(0.29)	—	(0.29)
2004—Institutional	20.92	0.22	1.78	2.00	(0.22)	—	(0.22)
2003—Institutional	18.07	0.25	2.84	3.09	(0.24)	—	(0.24)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(e)	Reflects income recognized from a special dividend which amounted to $0.14 per share and 0.62% of average net assets.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$25.50	(11.31)%	$172,645	1.10	%(c)	0.19	%(c)	1.11	%(c)	0.19	%(c)	19%

29.11	14.04	223,441	1.13		0.15		1.14		0.14		70
25.56	13.86	173,813	1.13		0.16		1.18		0.11		47
22.56	8.52	150,676	1.13		0.64	(e)	1.23		0.54	(e)	40
20.82	1.56	170,513	1.13		(0.35)		1.15		(0.37)		41
20.50	17.01	204,539	1.12		(0.24)		1.14		(0.26)		60

$23.24	(9.87)%	$109,610	1.11	%(c)	1.65	%(c)	1.11	%(c)	1.65	%(c)	26%

29.02	8.11	141,455	1.13		1.25		1.13		1.25		55
29.53	20.29	120,685	1.18		1.28		1.18		1.28		49
24.96	11.26	111,761	1.18		1.12		1.19		1.11		37
22.70	9.61	108,775	1.14		1.00		1.16		0.98		81
20.92	17.29	122,881	1.12		1.31		1.14		1.29		76

COMMERCE FUNDS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$37.60	$—	$(3.78)	$(3.78)	$—	$(2.76)	$(2.76)
For the Years Ended October 31,
2007—Institutional	33.61	(0.11)	4.14	4.03	—	(0.04)	(0.04)
2006—Institutional(d)	28.45	(0.11)	5.27	5.16	—	—	—
2005—Institutional	24.72	(0.14)	3.87	3.73	—	—	—
2004—Institutional	23.61	(0.14)	1.25	1.11	—	—	—
2003—Institutional	18.44	(0.14)	5.31	5.17	—	—	—

INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$33.31	$0.16	$(3.91)	$(3.75)	$(0.29)	$(3.23)	$(3.52)
For the Years Ended October 31,
2007—Institutional	27.26	0.33	6.96	7.29	(0.26)	(0.98)	(1.24)
2006—Institutional(d)	21.80	0.13	5.54	5.67	(0.21)	—	(0.21)
2005—Institutional	19.18	0.19	2.72	2.91	(0.29)	—	(0.29)
2004—Institutional	16.86	0.21	2.36	2.57	(0.25)	—	(0.25)
2003—Institutional	14.61	0.23	2.08	2.31	(0.06)	—	(0.06)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$31.06	(10.56)%	$69,409	1.16	%(c)	(0.01	)%(c)	1.16	%(c)	(0.01	)%(c)	24%

37.60	12.01	100,357	1.18		(0.32)		1.18		(0.32)		65
33.61	18.14	91,874	1.22		(0.35)		1.22		(0.35)		64
28.45	15.09	75,274	1.28		(0.54)		1.29		(0.55)		87
24.72	4.70	76,917	1.23		(0.57)		1.25		(0.59)		123
23.61	28.04	78,744	1.22		(0.70)		1.24		(0.72)		89

$26.04	(11.86)%	$57,482	1.64	%(c)	1.22	%(c)	2.17	%(c)	0.69	%(c)	23%

33.31	27.75	107,226	1.57		1.12		2.10		0.59		62
27.26	26.16	82,802	1.72		0.53		2.29		(0.04)		68
21.80	15.26	73,058	1.57		0.94		2.27		0.24		103
19.18	15.35	108,231	1.32		1.11		2.06		0.37		23
16.86	15.87	147,956	1.25		1.52		1.98		0.79		24

COMMERCE FUNDS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income
BOND FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$18.39	$0.43	$0.09	$0.52	$(0.44)
For the Years Ended October 31,
2007—Institutional	18.12	0.82	0.31 (e)	1.13	(0.86)
2006—Institutional(c)	18.12	0.78	0.06	0.84	(0.84)
2005—Institutional	18.71	0.76	(0.49)	0.27	(0.86)
2004—Institutional	18.73	0.85	0.03	0.88	(0.90)
2003—Institutional	19.09	0.94	(0.24)	0.70	(1.06)
SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$17.65	$0.34	$0.23	$0.57	$(0.38)
For the Years Ended October 31,
2007—Institutional	17.56	0.69	0.16	0.85	(0.76)
2006—Institutional(c)	17.57	0.61	0.11	0.72	(0.73)
2005—Institutional	18.16	0.53	(0.42)	0.11	(0.70)
2004—Institutional	18.53	0.54	(0.18)	0.36	(0.73)
2003—Institutional	19.04	0.51	(0.22)	0.29	(0.80)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	On February 3, 2006 all outstanding Service Shares were converted into Institutional Shares.

(d)	Annualized.

(e)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received this year.

(f)	Total return reflects the impact of payments received for class action settlements received this year. Excluding such payments, the total return would have been 5.31%.

(g)

Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

								Ratios assuming no expense reductions

Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.47	2.82%		$528,936	0.78	%(d)	4.60	%(d)	0.78	%(d)	4.60	%(d)	5%

18.39	6.37	(f)	537,430	0.82		4.50		0.82		4.50		23
18.12	4.76		548,713	0.85		4.35		0.85		4.35		38
18.12	1.46	(g)	569,200	0.83		4.11	(g)	0.84		4.10	(g)	23
18.71	4.80		608,773	0.79		4.54		0.81		4.52		37
18.73	3.71		650,903	0.79		4.97		0.81		4.95		26

$17.84	3.22%		$81,619	0.68	%(d)	3.78	%(d)	0.89	%(d)	3.57	%(d)	11%

17.65	4.97		87,511	0.68		3.91		0.90		3.69		15
17.56	4.21		129,940	0.68		3.49		0.89		3.28		28
17.57	0.63		157,183	0.68		3.00		0.91		2.77		32
18.16	1.96		219,533	0.68		2.96		0.85		2.79		78
18.53	1.52		259,936	0.68		2.73		0.81		2.60		34

COMMERCE FUNDS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$18.83	$0.35	$0.02	$0.37	$(0.35)	$(0.05)	$(0.40)
For the Years Ended October 31,
2007—Institutional	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)
2006—Institutional(d)	19.05	0.72	0.13	0.85	(0.73)	(0.10)	(0.83)
2005—Institutional	19.59	0.72	(0.51)	0.21	(0.71)	(0.04)	(0.75)
2004—Institutional	19.74	0.71	0.17	0.88	(0.72)	(0.31)	(1.03)
2003—Institutional	19.68	0.73	0.22	0.95	(0.73)	(0.16)	(0.89)
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$19.01	$0.35	$0.08	$0.43	$(0.35)	$(0.08)	$(0.43)
For the Years Ended October 31,
2007—Institutional	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006—Institutional(d)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)
2005—Institutional	19.83	0.74	(0.62)	0.12	(0.74)	(0.02)	(0.76)
2004—Institutional	19.73	0.72	0.14	0.86	(0.72)	(0.04)	(0.76)
2003—Institutional	19.68	0.72	0.15	0.87	(0.72)	(0.10)	(0.82)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.80	1.98%	$146,600	0.70	%(c)	3.74	%(c)	0.82	%(c)	3.62	%(c)	17%

18.83	2.81	145,265	0.70		3.78		0.83		3.65		42
19.07	4.57	154,304	0.70		3.80		0.88		3.62		42
19.05	1.09	162,792	0.70		3.71		0.87		3.54		48
19.59	4.56	169,217	0.70		3.67		0.84		3.53		33
19.74	4.88	175,427	0.70		3.69		0.82		3.57		57

$19.01	2.28%	$157,981	0.70	%(c)	3.65	%(c)	0.82	%(c)	3.53	%(c)	5%

19.01	2.77	148,824	0.68		3.74		0.82		3.60		21
19.22	4.48	159,628	0.65		3.87		0.88		3.64		15
19.19	0.61	172,124	0.65		3.77		0.87		3.55		19
19.83	4.44	179,089	0.65		3.65		0.83		3.47		13
19.73	4.50	183,240	0.65		3.64		0.81		3.48		16

COMMERCE FUNDS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2008—Institutional	$18.58	$0.32	$0.04	$0.36	$(0.32)	$(0.05)	$(0.37)
For the Years Ended October 31,
2007—Institutional	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006—Institutional(d)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)
2005—Institutional	19.33	0.69	(0.56)	0.13	(0.69)	(0.02)	(0.71)
2004—Institutional	19.19	0.68	0.17	0.85	(0.68)	(0.03)	(0.71)
2003—Institutional	19.03	0.67	0.18	0.85	(0.66)	(0.03)	(0.69)

(a)	Calculated based on the average shares outstanding methodology.

(b)

Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption changes. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.57	1.98%	$72,299	0.70	%(c)	3.48	%(c)	0.91	%(c)	3.27	%(c)	5%

18.58	2.82	69,270	0.68		3.55		0.92		3.31		18
18.78	4.28	69,075	0.65		3.75		0.98		3.42		33
18.75	0.68	68,128	0.65		3.64		1.00		3.29		13
19.33	4.54	68,940	0.65		3.56		0.93		3.28		8
19.19	4.52	69,150	0.65		3.47		0.90		3.22		10

The Commerce Funds

Fund Expenses (Unaudited) – Six Months Ended April 30, 2008

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, redemption fees (with respect to the International Equity Fund); and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees in Institutional Shares of the International Equity Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 11/1/07	Ending Account Value 4/30/08		Expenses Paid for the 6 months ended 4/30/08*	Beginning Account Value 11/1/07	Ending Account Value 4/30/08		Expenses Paid for the 6 months ended 4/30/08*	Beginning Account Value 11/1/07	Ending Account Value 4/30/08		Expenses Paid for the 6 months ended 4/30/08*
	Growth Fund				Value Fund				MidCap Growth Fund
Institutional
Actual	$1,000.00	$886.90		$5.18	$1,000.00	$901.30		$5.26	$1,000.00	$894.40		$5.45
Hypothetical 5% return	1,000.00	1,019.37	+	5.55	1,000.00	1,019.34	+	5.58	1,000.00	1,019.11	+	5.80
	International Equity Fund				Bond Fund				Short-Term Government Fund
Institutional
Actual	$1,000.00	$881.40		$7.68	$1,000.00	$1,028.20		$3.94	$1,000.00	$1,032.20		$3.43
Hypothetical 5% return	1,000.00	1,016.70	+	8.23	1,000.00	1,020.98	+	3.92	1,000.00	1,021.49	+	3.41
	National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Institutional
Actual	$1,000.00	$1,019.80		$3.51	$1,000.00	$1,022.80		$3.52	$1,000.00	$1,019.80		$3.51
Hypothetical 5% return	1,000.00	1,021.39	+	3.51	1,000.00	1,021.38	+	3.52	1,000.00	1,021.38	+	3.52

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/08. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.10%	Short-Term Government	0.68%
Value	1.11	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.16	Missouri Tax-Free Intermediate Bond	0.70
International Equity	1.64	Kansas Tax-Free Intermediate Bond	0.70
Bond	0.78

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, who may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

International Equity Fund:

The Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuation and political development.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

COMMERCE FUNDS

The Commerce Funds (continued)

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Commerce Funds — International Equity Fund — Tax Information (Unaudited)

From distributions paid during the period ended May 30, 2008, the total amount of income received by the International Equity Fund from sources within foreign countries and possessions of the United States was $ 0.6824 per share, all of which is attributable to qualified passive income. The total amount of taxes paid by the Fund to such countries was $0.0630 per share. A separate notice containing the country-by-country components of these totals was previously mailed to shareholders.

For the period ended May 30, 2008, the Fund designates 100% (or, if less, the maximum amount allowable) of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,068,863 or the maximum amount allowable as capital gain dividends paid during the period ended May 30, 2008.

During the period ended May 30, 2008, the Fund designates $571,404 as short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

INVESTMENT ADVISER

AND CO-ADMINISTRATOR

Commerce Investment Advisors, Inc.

922 Walnut Street

4th Floor

Kansas City, Missouri 64106

INVESTMENT SUB-ADVISER,

INTERNATIONAL EQUITY FUND

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

CUSTODIAN/ACCOUNTING AGENT

State Street Bank & Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 W. 9th

4th Floor

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

32 Old Slip

New York, New York 10005

CO-ADMINISTRATOR

Goldman Sachs Asset Management

32 Old Slip

New York, New York 10005

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

99 High Street

Boston, Massachusetts 02110

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

OFFICERS

William Schuetter, President

Angela Dew, Assistant Vice President and Chief Compliance Officer

Peter Fortner, Chief Accounting Officer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

George Djurasovic, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/08

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William Schuetter
William Schuetter
President
July 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William Schuetter
William Schuetter
President
The Commerce Funds
July 2, 2008

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
July 2, 2008